                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170


                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

ANNUAL REPORT


                                                   [TCW GALILEO FUNDS LOGO]

TCW Galileo Funds


INTERNATIONAL FUNDS


Asia Pacific Equities

Emerging Markets Equities

Emerging Markets Income

European Growth Equities

Select International Growth Equities



October 31, 2004

INTERNATIONAL

TCW Galileo Funds, Inc.

Table of Contents                                               October 31, 2004

     Letter to Shareholders                                                                 1

     Management Discussions                                                                 2

     Schedules of Investments:
        TCW Galileo Asia Pacific Equities Fund                                             12
        TCW Galileo Emerging Markets Equities Fund                                         16
        TCW Galileo Emerging Markets Income Fund                                           21
        TCW Galileo European Growth Equities Fund                                          25
        TCW Galileo Select International Growth Equities Fund                              29

     Statements of Assets and Liabilities                                                  33

     Statements of Operations                                                              34

     Statements of Changes in Net Assets                                                   35

     Notes to Financial Statements                                                         37

     Financial Highlights                                                                  46

     Report of Independent Registered Public Accounting Firm                               54

     Shareholder Expenses                                                                  55

     Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule              57

     Tax Information Notice                                                                58

     Directors and Officers                                                                59

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL

[TCW GALILEO FUNDS LOGO]

To Our Valued Shareholders

     We are pleased to submit the October 31, 2004 annual reports for the TCW Galileo Funds.

     The Galileo Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads or deferred sales charges. In the pages that follow we have provided detailed information and analysis outlining the performance of each of our funds.

     At the TCW Galileo Family of Funds, we believe in putting our clients' interests first. As a central part of that commitment, we have made good corporate governance a priority. In September, we announced the appointment of director Patrick C. Haden as Chairman of the Board of the TCW Galileo Funds. In addition to being independent of TCW, Mr. Haden is an enormously capable and well-respected investment professional with deep roots in the community. Mr. Haden succeeded Marc I. Stern as Chairman. Mr. Stern has been named Chairman Emeritus and continues to be a very active and involved member of the Galileo board of directors.

     Starting July 31, 2004, the TCW Galileo Funds began filing their complete schedules of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the TCW Galileo Funds make the information available to shareholders upon request by calling 1-800-FUND-TCW (1-800-386-3829).

     On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on The TCW Galileo Funds, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

     Sincerely,


     /s/ Alvin R. Albe

     Alvin R. Albe
     President and Chief Executive Officer

     December 3, 2004

INTERNATIONAL

TCW Galileo Asia Pacific Equities Fund

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Asia Pacific Equities Fund (the "Fund") posted a gain of 2.28%. The Fund's benchmark had a return of 9.26% during the same period.

     Negative contribution from stock selection was the primary factor behind the underperformance. Poor returns from stock selection in South Korea, China, Thailand and Taiwan detracted value. The portfolio's aggressive weighting in technology, materials and consumer discretionary sectors impacted performance, particularly in the second half of the period under review.

     Asian equity markets moved up in the first four months of the period under review, driven by a rapidly improving economic environment, both regionally as well as globally. Regional equity markets then underwent a severe correction until August, spooked initially by efforts by the Chinese government to slowdown economic growth, sparking fears of an economic hard landing. Spiraling oil prices and slowing US economic growth added to the uncertainty in the minds of the investors. However, equity markets rebounded in the last three months, spurred by moderating oil prices and benign economic data that raised hopes for a soft landing in China. The smaller markets of Indonesia and Philippines were the best performing markets during the period under review, gaining 44.4% and 30%, respectively on the back of positive political developments. Indonesia benefited from a relatively peaceful presidential election process and a landslide victory by the market favorite, Susilo Bambang Yudhoyono. Re-election of the incumbent President, Gloria Macapagal Arroyo, boosted investor sentiment in the Philippines as this signaled continuity and less uncertainty regarding government policies. Taiwan was the worst performing equity market during this period with the MSCI Taiwan index falling 9.6% impacted by an acrimonious presidential election and slowing growth in the dominant technology sector.

[CHART]

                TCW GALILEO ASIA PACIFIC EQUITIES FUND - I CLASS

                   FUND         MSCI TR FAR EAST FREE EX-JAPAN
Oct-1994        $  250,000                $  250,000
Nov-1994        $  223,013                $  226,200
Dec-1994        $  214,465                $  220,613
Jan-1995        $  189,904                $  196,941
Feb-1995        $  206,362                $  216,852
Mar-1995        $  205,349                $  217,893
Apr-1995        $  204,337                $  215,823
May-1995        $  228,897                $  242,110
Jun-1995        $  225,859                $  238,478
Jul-1995        $  236,240                $  242,244
Aug-1995        $  225,378                $  230,718
Sep-1995        $  225,891                $  234,721
Oct-1995        $  222,554                $  231,155
Nov-1995        $  219,217                $  228,727
Dec-1995        $  229,228                $  240,109
Jan-1996        $  253,357                $  262,115
Feb-1996        $  250,020                $  261,216
Mar-1996        $  248,737                $  263,319
Apr-1996        $  257,721                $  270,686
May-1996        $  255,925                $  268,052
Jun-1996        $  245,914                $  262,651
Jul-1996        $  232,627                $  243,727
Aug-1996        $  242,685                $  252,528
Sep-1996        $  248,101                $  258,907
Oct-1996        $  247,843                $  254,016
Nov-1996        $  268,217                $  268,559
Dec-1996        $  275,954                $  266,848
Jan-1997        $  276,470                $  270,725
Feb-1997        $  277,243                $  271,732
Mar-1997        $  262,285                $  256,880
Apr-1997        $  258,933                $  250,324
May-1997        $  282,917                $  263,035
Jun-1997        $  308,449                $  270,066
Jul-1997        $  310,785                $  271,382
Aug-1997        $  264,858                $  221,415
Sep-1997        $  259,640                $  219,751
Oct-1997        $  192,316                $  166,143
Nov-1997        $  182,661                $  155,575
Dec-1997        $  178,398                $  148,612
Jan-1998        $  174,636                $  136,097
Feb-1998        $  194,075                $  167,322
Mar-1998        $  188,745                $  163,238
Apr-1998        $  176,204                $  146,429
May-1998        $  151,121                $  123,751
Jun-1998        $  141,715                $  110,281
Jul-1998        $  139,072                $  107,221
Aug-1998        $  128,771                $  90,653
Sep-1998        $  137,463                $  100,421
Oct-1998        $  163,861                $  127,842
Nov-1998        $  171,909                $  139,486
Dec-1998        $  174,484                $  141,450
Jan-1999        $  174,162                $  136,829
Feb-1999        $  171,909                $  134,406
Mar-1999        $  188,327                $  149,514
Apr-1999        $  223,739                $  184,036
May-1999        $  220,841                $  175,761
Jun-1999        $  263,014                $  206,251
Jul-1999        $  263,980                $  198,351
Aug-1999        $  272,993                $  201,596
Sep-1999        $  256,575                $  185,461
Oct-1999        $  269,452                $  194,392
Nov-1999        $  324,179                $  213,786
Dec-1999        $  375,044                $  229,306
Jan-2000        $  367,961                $  224,387
Feb-2000        $  402,407                $  212,561
Mar-2000        $  392,428                $  222,659
Apr-2000        $  332,228                $  204,530
May-2000        $  304,220                $  187,924
Jun-2000        $  328,043                $  196,866
Jul-2000        $  311,946                $  189,841
Aug-2000        $  309,371                $  187,458
Sep-2000        $  282,329                $  165,778
Oct-2000        $  262,692                $  152,833
Nov-2000        $  248,849                $  145,214
Dec-2000        $  260,327                $  144,930
Jan-2001        $  281,660                $  164,402
Feb-2001        $  265,660                $  156,430
Mar-2001        $  231,327                $  139,801
Apr-2001        $  251,327                $  140,345
May-2001        $  247,004                $  139,551
Jun-2001        $  242,338                $  136,630
Jul-2001        $  231,670                $  131,435
Aug-2001        $  226,004                $  129,336
Sep-2001        $  190,336                $  108,763
Oct-2001        $  206,668                $  114,347
Nov-2001        $  234,001                $  130,121
Dec-2001        $  246,001                $  141,909
Jan-2002        $  249,001                $  147,746
Feb-2002        $  249,001                $  148,160
Mar-2002        $  266,001                $  158,984
Apr-2002        $  271,334                $  161,251
May-2002        $  270,334                $  158,130
Jun-2002        $  256,667                $  149,640
Jul-2002        $  242,334                $  144,189
Aug-2002        $  232,334                $  141,010
Sep-2002        $  208,667                $  124,981
Oct-2002        $  220,334                $  131,664
Nov-2002        $  232,334                $  138,311
Dec-2002        $  214,668                $  128,807
Jan-2003        $  215,001                $  130,332
Feb-2003        $  208,001                $  124,621
Mar-2003        $  198,334                $  118,936
Apr-2003        $  202,668                $  123,286
May-2003        $  221,334                $  133,981
Jun-2003        $  236,334                $  141,788
Jul-2003        $  259,334                $  154,003
Aug-2003        $  280,668                $  165,311
Sep-2003        $  276,001                $  166,078
Oct-2003        $  297,335                $  180,144
Nov-2003        $  291,001                $  177,432
Dec-2003        $  305,774                $  186,716
Jan-2004        $  324,843                $  199,377
Feb-2004        $  334,880                $  206,815
Mar-2004        $  329,862                $  202,757
Apr-2004        $  305,440                $  190,965
May-2004        $  298,414                $  186,531
Jun-2004        $  289,382                $  184,751
Jul-2004        $  280,014                $  179,862
Aug-2004        $  294,734                $  189,326
Sep-2004        $  302,094                $  195,990
Oct-2004        $  304,102                $  196,816

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR    3-YEAR    5-YEAR    10-YEAR
  2.28%    13.74%     2.45%      1.98%

INTERNATIONAL

TCW Galileo Emerging Markets Equities Fund

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Emerging Markets Equities Fund (the "Fund") posted a gain of 14.01%. The Fund's benchmark had a return of 19.40% during the same period.

     The Fund benefited from its overweight country allocations in China and Indonesia but underperformed the benchmark primarily due to its overweight position in weak performing South Korea and underweight position in strongly performing Mexican equities.

     The period saw a number of important fundamentals moving against emerging market equities, most notably a dramatically higher oil price, slowing global growth momentum and monetary policy tightening in various key markets. However, this was all in an environment of low US interest rates and healthy liquidity, producing a wide divergence of market returns.

     The oil price rose sharply during the period, averaging USD 38.36/barrel as compared with USD 30.28 in the previous twelve-month period. This contributed to a slowing of global growth momentum, as seen by the peak in the OECD LEI in January 2004. Finally, interest rate rises were seen in the US and China as well as various smaller economies. Yet, the US Federal Reserve's target interest rate finished the period at only 1.75% compared with US consumer price inflation in the year to October 2004 of 3.2%.

     The effect of this deteriorating growth environment was to see strong performances from markets perceived as defensive, notably the convergence markets of Central Europe and Mexico. MSCI Hungary rose 66.4%, MSCI Czech Republic rose 53.4%, MSCI Poland rose 38.5% and MSCI Mexico rose 33.8%. Simultaneously, the easy liquidity caused by loose monetary policy was positive for more risk-cyclical markets, particularly those with higher external financing requirements. Colombia was the best performing market in the index, with MSCI Colombia rising 111.5%. Strong gains were also seen from MSCI Turkey, up 41.2%, MSCI Argentina, up 40.6% and MSCI Indonesia, up 37.7%.

     With expectations for economic growth slowing around the world, and the tightening by the People's Bank of China particularly thought likely to slow demand in key sectors, markets in economies dependent on global growth underperformed. MSCI Israel rose only 4.5% and MSCI Korea only 8.1%, while Taiwan was particularly weak as technology stocks underperformed. MSCI Taiwan fell 9.6% during the period under review.

     Rising US interest rates may be expected to be a negative factor for emerging market equities. However, with economic fundamentals remaining strong in most emerging markets, and with emerging market equities continuing to be priced at a discount to developed market equities, the prospects for the asset class remain good.

[CHART]

              TCW GALILEO EMERGING MARKETS EQUITIES FUND - I CLASS

                   FUND         MSCI TR EMERGING MARKETS FREE
Oct-1994        $  250,000                $  250,000
Nov-1994        $  238,438                $  237,000
Dec-1994        $  210,432                $  217,969
Jan-1995        $  184,995                $  194,777
Feb-1995        $  181,912                $  189,791
Mar-1995        $  179,342                $  191,005
Apr-1995        $  186,279                $  199,582
May-1995        $  197,585                $  210,199
Jun-1995        $  195,786                $  210,830
Jul-1995        $  202,723                $  215,563
Aug-1995        $  198,099                $  210,484
Sep-1995        $  194,501                $  209,485
Oct-1995        $  184,738                $  201,465
Nov-1995        $  184,738                $  197,873
Dec-1995        $  191,734                $  206,649
Jan-1996        $  209,774                $  221,338
Feb-1996        $  203,589                $  217,818
Mar-1996        $  207,454                $  219,515
Apr-1996        $  218,793                $  228,291
May-1996        $  220,855                $  227,271
Jun-1996        $  220,082                $  228,689
Jul-1996        $  206,213                $  213,060
Aug-1996        $  214,462                $  218,515
Sep-1996        $  214,720                $  220,407
Oct-1996        $  210,853                $  214,529
Nov-1996        $  217,555                $  218,124
Dec-1996        $  223,239                $  219,110
Jan-1997        $  238,777                $  234,056
Feb-1997        $  248,101                $  244,080
Mar-1997        $  241,626                $  237,668
Apr-1997        $  241,885                $  238,089
May-1997        $  254,575                $  244,903
Jun-1997        $  274,776                $  258,010
Jul-1997        $  282,469                $  261,863
Aug-1997        $  251,460                $  228,541
Sep-1997        $  258,235                $  234,873
Oct-1997        $  216,803                $  196,333
Nov-1997        $  214,458                $  189,170
Dec-1997        $  223,578                $  193,728
Jan-1998        $  206,640                $  178,534
Feb-1998        $  217,063                $  197,169
Mar-1998        $  223,057                $  205,725
Apr-1998        $  223,057                $  203,484
May-1998        $  194,393                $  175,598
Jun-1998        $  177,194                $  157,179
Jul-1998        $  185,757                $  162,162
Aug-1998        $  133,056                $  115,275
Sep-1998        $  133,056                $  122,587
Oct-1998        $  145,318                $  135,496
Nov-1998        $  149,753                $  146,765
Dec-1998        $  148,449                $  144,638
Jan-1999        $  146,623                $  142,304
Feb-1999        $  145,057                $  143,688
Mar-1999        $  159,928                $  162,625
Apr-1999        $  178,452                $  182,745
May-1999        $  177,930                $  181,682
Jun-1999        $  202,715                $  202,302
Jul-1999        $  198,801                $  196,806
Aug-1999        $  203,237                $  198,597
Sep-1999        $  200,889                $  191,876
Oct-1999        $  205,324                $  195,961
Nov-1999        $  231,674                $  213,532
Dec-1999        $  279,418                $  240,689
Jan-2000        $  272,895                $  242,124
Feb-2000        $  290,897                $  245,321
Mar-2000        $  286,201                $  246,519
Apr-2000        $  254,894                $  223,150
May-2000        $  245,763                $  213,925
Jun-2000        $  259,851                $  221,460
Jul-2000        $  238,458                $  210,071
Aug-2000        $  236,110                $  211,104
Sep-2000        $  213,934                $  192,671
Oct-2000        $  198,541                $  178,702
Nov-2000        $  180,278                $  163,077
Dec-2000        $  190,192                $  167,014
Jan-2001        $  213,412                $  190,012
Feb-2001        $  195,149                $  175,134
Mar-2001        $  176,104                $  157,932
Apr-2001        $  191,757                $  165,736
May-2001        $  195,420                $  167,714
Jun-2001        $  189,940                $  164,272
Jul-2001        $  177,678                $  153,891
Aug-2001        $  173,243                $  152,373
Sep-2001        $  150,281                $  128,789
Oct-2001        $  162,804                $  136,781
Nov-2001        $  178,457                $  151,062
Dec-2001        $  186,437                $  163,052
Jan-2002        $  190,926                $  168,578
Feb-2002        $  194,095                $  171,347
Mar-2002        $  203,866                $  181,654
Apr-2002        $  206,506                $  182,833
May-2002        $  208,091                $  179,920
Jun-2002        $  192,510                $  166,422
Jul-2002        $  175,610                $  153,765
Aug-2002        $  176,138                $  156,134
Sep-2002        $  159,501                $  139,288
Oct-2002        $  169,536                $  148,327
Nov-2002        $  179,835                $  158,537
Dec-2002        $  172,401                $  153,269
Jan-2003        $  169,188                $  152,602
Feb-2003        $  166,244                $  148,483
Mar-2003        $  160,354                $  144,273
Apr-2003        $  172,401                $  157,123
May-2003        $  184,447                $  168,400
Jun-2003        $  194,620                $  177,998
Jul-2003        $  207,470                $  189,146
Aug-2003        $  221,658                $  201,841
Sep-2003        $  222,461                $  203,321
Oct-2003        $  239,594                $  220,623
Nov-2003        $  241,201                $  223,334
Dec-2003        $  258,576                $  239,525
Jan-2004        $  270,452                $  248,031
Feb-2004        $  280,438                $  259,473
Mar-2004        $  282,868                $  262,807
Apr-2004        $  260,465                $  241,321
May-2004        $  255,876                $  236,568
Jun-2004        $  252,098                $  237,648
Jul-2004        $  245,890                $  233,446
Aug-2004        $  257,766                $  243,219
Sep-2004        $  269,102                $  257,266
Oct-2004        $  273,151                $  263,429

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR    3-YEAR    5-YEAR    10-YEAR
 14.01%    18.83%     5.87%      0.89%

INTERNATIONAL

TCW Galileo Emerging Markets Income Fund

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Emerging Markets Income Fund (the "Fund") posted a gain of 12.53% on its I Class share. The Fund's N Class shares returned 7.51% for the period from March 1, 2004 (commencement of offering of N Class shares) through October 31, 2004. The Fund outperformed its benchmark which returned 12.48% for the year ended October 31, 2004.

     The Fund has maintained a defensive posture for much of the year, with larger than normal cash positions and a duration underweight relative to the index. Outperformance has come from non-index corporate positions.

     Credit fundamentals in the emerging markets are strong. Fiscal discipline is the linchpin to economic stability and broadly improving debt indicators. Inflation is falling but DISINFLATION is not yet PRICE STABILITY. Still, real interest rates are declining. Flexible exchange rates are allowing for smoother adjustment processes--reinforcing macroeconomic stability. Competitive exchange rates, high commodity prices, and strong economic growth have led to a massive accumulation of foreign exchange reserves. Banking systems appear to be mostly healthy after extensive financial sector reforms and restructuring.

     High oil prices have led to windfall gains for exporting countries, e.g. Russia, Kazakhstan, Mexico, Venezuela, Ecuador, Algeria, Nigeria, and Indonesia. Remarkably, exporter gains have not been at the expense of the importers. Isn't this supposed to be a zero sum game? Not necessarily. The steep rise in oil prices reflects a demand shock. China needs all the oil (and commodities) it can find to fuel this dramatic stage of its development cycle. If it gets the oil and other inputs, it can probably sustain current growth trends well into the medium-term. China's GDP growth compounded at 8% p.a. will give a strong pull to global economic growth. The economic ascendancy of China could develop into one of the greatest demand shocks in history.

     Against this near-perfect background, systemic and localized risks are contained. Strong credit fundamentals and low relative default risks are generally consistent with current credit spreads and debt valuations.

     Nevertheless, something doesn't feel quite right about this year of perfect outcomes. In our view, the best may be behind us--we may have seen the best economic growth that money can buy! The US may have exhausted most of its policy flexibility by spending every unit of fiscal and monetary stimulus in support of higher growth and reflation. With fiscal and monetary policies expanding at full throttle, US employment growth is lagging, income growth never really took off, and it feels like even more stimulus would probably bring diminishing returns. Economic growth has peaked in the US and China, and therefore probably everywhere else. Interest rates are locked in a narrow range but monetary conditions and global liquidity are slowly moving to neutral. US fiscal policy is unsustainable and a US dollar shock is an increasing risk to growth. Oil prices are injecting other uncertainties and risks. Corporate profits are strong but companies are hoarding cash and earnings visibility is weak. Equity markets are (understandably) sluggish.

     We are concerned that risk-seeking capital and excess liquidity are sending the wrong market signals. Risk premiums have collapsed. Credit spreads have collapsed. Volatility has collapsed. US interest rates should be rising, but they are falling. The US dollar should be falling but it seems locked in an artificial equilibrium. Macroeconomic and financial imbalances are building.

     Against this background, our investment strategy is still defensive. In the near-term, interest rates, exchange rates and credit spreads could be vulnerable to a wide range of external or localized shocks. Debt valuations are pretty fully priced to quality of investment fundamentals, leaving little margin to compensate for other market risks.

[CHART]

               TCW GALILEO EMERGING MARKETS INCOME FUND - I CLASS

                   FUND         JPM EMBI GLOBAL DIVERSIFIED
    9/4/96      $  2,000                  $  2,000
   9/30/96      $  2,061                  $  2,117
  10/31/96      $  2,062                  $  2,153
  11/30/96      $  2,136                  $  2,261
  12/31/96      $  2,178                  $  2,284
   1/31/97      $  2,249                  $  2,339
   2/28/97      $  2,317                  $  2,378
   3/31/97      $  2,240                  $  2,291
   4/30/97      $  2,314                  $  2,359
   5/31/97      $  2,416                  $  2,441
   6/30/97      $  2,488                  $  2,499
   7/31/97      $  2,564                  $  2,602
   8/31/97      $  2,569                  $  2,590
   9/30/97      $  2,640                  $  2,664
  10/31/97      $  2,361                  $  2,395
  11/30/97      $  2,430                  $  2,483
  12/31/97      $  2,405                  $  2,531
   1/31/98      $  2,386                  $  2,550
   2/28/98      $  2,489                  $  2,613
   3/31/98      $  2,576                  $  2,669
   4/30/98      $  2,594                  $  2,675
   5/31/98      $  2,439                  $  2,604
   6/30/98      $  2,296                  $  2,541
   7/31/98      $  2,300                  $  2,547
   8/31/98      $  1,454                  $  1,886
   9/30/98      $  1,548                  $  2,065
  10/31/98      $  1,691                  $  2,200
  11/30/98      $  1,871                  $  2,347
  12/31/98      $  1,834                  $  2,325
   1/31/99      $  1,800                  $  2,298
   2/28/99      $  1,827                  $  2,312
   3/31/99      $  1,947                  $  2,436
   4/30/99      $  2,139                  $  2,568
   5/31/99      $  2,041                  $  2,445
   6/30/99      $  2,115                  $  2,516
   7/31/99      $  2,104                  $  2,480
   8/31/99      $  2,098                  $  2,472
   9/30/99      $  2,163                  $  2,544
  10/31/99      $  2,251                  $  2,626
  11/30/99      $  2,320                  $  2,689
  12/31/99      $  2,419                  $  2,780
 1/31/2000      $  2,413                  $  2,748
 2/29/2000      $  2,513                  $  2,868
 3/31/2000      $  2,555                  $  2,923
 4/30/2000      $  2,513                  $  2,867
 5/31/2000      $  2,440                  $  2,803
 6/30/2000      $  2,566                  $  2,928
 7/31/2000      $  2,627                  $  3,014
 8/31/2000      $  2,689                  $  3,109
 9/30/2000      $  2,648                  $  3,075
10/31/2000      $  2,592                  $  3,020
11/30/2000      $  2,554                  $  3,010
12/31/2000      $  2,669                  $  3,132
 1/31/2001      $  2,768                  $  3,273
 2/28/2001      $  2,721                  $  3,248
 3/31/2001      $  2,698                  $  3,236
 4/30/2001      $  2,720                  $  3,230
 5/31/2001      $  2,784                  $  3,316
 6/30/2001      $  2,849                  $  3,379
 7/31/2001      $  2,786                  $  3,284
 8/31/2001      $  2,884                  $  3,410
 9/30/2001      $  2,802                  $  3,324
10/31/2001      $  2,897                  $  3,379
11/30/2001      $  3,010                  $  3,403
12/31/2001      $  3,103                  $  3,437
 1/31/2002      $  3,149                  $  3,495
 2/28/2002      $  3,231                  $  3,604
 3/31/2002      $  3,231                  $  3,609
 4/30/2002      $  3,297                  $  3,656
 5/31/2002      $  3,282                  $  3,648
 6/30/2002      $  3,085                  $  3,518
 7/31/2002      $  2,927                  $  3,406
 8/31/2002      $  3,161                  $  3,596
 9/30/2002      $  3,041                  $  3,549
10/31/2002      $  3,272                  $  3,711
11/30/2002      $  3,388                  $  3,811
12/31/2002      $  3,510                  $  3,906
 1/31/2003      $  3,620                  $  3,957
 2/28/2003      $  3,743                  $  4,056
 3/31/2003      $  3,807                  $  4,091
 4/30/2003      $  4,053                  $  4,308
 5/31/2003      $  4,201                  $  4,480
 6/30/2003      $  4,233                  $  4,483
 7/31/2003      $  4,202                  $  4,342
 8/31/2003      $  4,264                  $  4,434
 9/30/2003      $  4,363                  $  4,585
10/31/2003      $  4,354                  $  4,598
11/30/2003      $  4,411                  $  4,644
12/31/2003      $  4,534                  $  4,773
 1/31/2004      $  4,576                  $  4,801
 2/29/2004      $  4,545                  $  4,829
 3/31/2004      $  4,585                  $  4,953
 4/30/2004      $  4,477                  $  4,707
 5/31/2004      $  4,380                  $  4,629
 6/30/2004      $  4,464                  $  4,692
 7/31/2004      $  4,572                  $  4,830
 8/31/2004      $  4,705                  $  5,014
 9/30/2004      $  4,820                  $  5,093
10/31/2004      $  4,900                  $  5,171

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

1-YEAR    3-YEAR    5-YEAR    SINCE INCEPTION
 12.53%    19.15%    16.83%             11.60%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

               TCW GALILEO EMERGING MARKETS INCOME FUND - N CLASS

                  FUND        JPM EMBI GLOBAL DIVERSIFIED
  3/1/2004      $  2,000                $  2,000
 3/31/2004      $  2,018                $  2,052
 4/30/2004      $  1,972                $  1,950
 5/31/2004      $  1,927                $  1,917
 6/30/2004      $  1,964                $  1,943
 7/31/2004      $  2,010                $  2,001
 8/31/2004      $  2,070                $  2,077
 9/30/2004      $  2,117                $  2,109
10/31/2004      $  2,150                $  2,142

                         AVERAGE ANNUALIZED TOTAL RETURN

SINCE INCEPTION
           7.51%

INTERNATIONAL

TCW Galileo European Growth Equities Fund

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo European Growth Equities Fund (the "Fund") posted a gain of 12.11%. The Fund's benchmark had a return of 18.38% during the same period.

     The Fund's underperformance is primarily attributable to its overweight position in the poorly performing consumer discretionary and technology sectors, as well as the Fund's limited exposure to the energy sector.

     The last twelve months have delivered strong positive absolute returns for most equity markets around the world as the corporate earnings recovery has firmly taken hold and concerns over global geopolitical instability have dissipated. In Europe we have seen companies focus on improving cash flow, share-buybacks, raising dividends and cautiously reinvesting in their core businesses.

     The trend most of concern to us as growth investors is the out-performance of value over growth. The trend has accelerated recently and we believe that we could witness a sharp reversal into 2005 as growth fundamentals not only improve but value investors begin to realize that in real terms growth stocks, such as SAP, Philips, ST Microelectronics, EasyJet, AXA, ASML, and Vivendi Universal are more likely to over-deliver and under-promise on both cashflow and earnings as we enter the next phase of the economic recovery.

     The escalating oil price over the past twelve months has once again been dominating the equity markets having risen some 75% in US Dollar terms. Also in focus has been the further decline in the USD trade weighted index, but the decline has been more noticeable against the Euro with the US Dollar having fallen by 9.6% over the twelve-month period. This is not helpful for a lot of European exporters, particularly automotive manufacturers (we remain underweight this sector). Meanwhile, China's economy has proven stronger than most had expected and its appetite for oil has continued to grow; imports in August were 37% higher than a year ago.

     America's Federal Reserve raised interest rates for the third time this year, by a quarter point to 1.75% during the fourth quarter of 2004. Citing improvements to output and the labor market, the Fed hinted at further increases. In Europe the ECB has kept rates firmly unchanged over the year. The larger economies of France, Germany, Italy, the Netherlands and Spain continue to muddle along but signs of strength are appearing and we think that GDP estimates may move up as we enter 2005. However, many investors remain skeptical of late because of the strong rise in the Euro against the US Dollar. Dutch producer confidence is moving broadly sideways around its long-term average, which (at 0.7) is consistent with trend growth. Business confidence has been steady for the last three months. French consumption of manufactured goods corrected 2.9% in July after a downwardly revised 3.1% in June. But in August, sales rebounded 0.5%. On the year, August sales moderated relatively to June, but at +5.4% they are still strong. The annual inflation rate in Germany has eased by two tenths to 1.8% and in Europe core inflation is hovering around 1.5% and this reinforces our view further that rates are on hold in Europe.

[CHART]

               TCW GALILEO EUROPEAN GROWTH EQUITIES FUND - I CLASS

                   FUND         MSCI EUROPE GROWTH INDEX      MSCI EUROPE (GROSS)
   11/1/97      $  250,000             $  250,000                 $  250,000
  11/30/97      $  251,750             $  253,534                 $  253,906
  12/31/97      $  254,750             $  262,812                 $  263,250
   1/31/98      $  263,750             $  274,255                 $  274,273
   2/28/98      $  288,000             $  297,679                 $  295,786
   3/31/98      $  308,000             $  311,051                 $  316,924
   4/30/98      $  318,250             $  316,645                 $  323,147
   5/31/98      $  329,250             $  322,477                 $  329,772
   6/30/98      $  325,000             $  329,779                 $  333,461
   7/31/98      $  330,250             $  332,289                 $  340,126
   8/31/98      $  288,000             $  297,775                 $  297,422
   9/30/98      $  272,250             $  285,959                 $  285,612
  10/31/98      $  292,500             $  311,585                 $  308,557
  11/30/98      $  307,250             $  327,414                 $  325,055
  12/31/98      $  319,595             $  349,388                 $  339,349
   1/31/99      $  326,264             $  351,052                 $  337,243
   2/28/99      $  317,287             $  337,347                 $  328,765
   3/31/99      $  317,287             $  330,153                 $  332,436
   4/30/99      $  324,212             $  326,754                 $  342,423
   5/31/99      $  310,874             $  314,461                 $  326,059
   6/30/99      $  316,774             $  319,543                 $  331,644
   7/31/99      $  320,878             $  316,344                 $  334,809
   8/31/99      $  324,982             $  321,307                 $  338,295
   9/30/99      $  322,417             $  320,014                 $  335,773
  10/31/99      $  336,267             $  337,833                 $  348,212
  11/30/99      $  364,482             $  358,572                 $  357,685
  12/31/99      $  428,525             $  403,063                 $  394,425
 1/31/2000      $  416,228             $  383,781                 $  366,411
 2/29/2000      $  458,199             $  414,323                 $  385,599
 3/31/2000      $  449,912             $  420,137                 $  394,995
 4/30/2000      $  426,922             $  400,520                 $  377,640
 5/31/2000      $  415,427             $  381,849                 $  374,638
 6/30/2000      $  423,981             $  387,326                 $  382,771
 7/31/2000      $  422,110             $  371,749                 $  376,741
 8/31/2000      $  415,159             $  365,031                 $  372,391
 9/30/2000      $  385,753             $  344,706                 $  355,038
10/31/2000      $  372,654             $  336,719                 $  352,426
11/30/2000      $  346,189             $  318,974                 $  338,862
12/31/2000      $  369,510             $  336,537                 $  362,309
 1/31/2001      $  366,059             $  332,830                 $  362,495
 2/28/2001      $  336,153             $  296,297                 $  330,693
 3/31/2001      $  312,861             $  271,176                 $  306,131
 4/30/2001      $  335,578             $  292,251                 $  328,160
 5/31/2001      $  319,202             $  275,148                 $  312,528
 6/30/2001      $  303,098             $  263,348                 $  300,858
 7/31/2001      $  300,223             $  262,605                 $  301,640
 8/31/2001      $  280,670             $  251,115                 $  293,863
 9/30/2001      $  238,971             $  228,295                 $  264,542
10/31/2001      $  250,472             $  238,363                 $  272,932
11/30/2001      $  263,121             $  249,527                 $  283,893
12/31/2001      $  270,038             $  255,744                 $  291,166
 1/31/2002      $  250,251             $  243,717                 $  275,981
 2/28/2002      $  245,013             $  245,483                 $  275,935
 3/31/2002      $  258,980             $  254,264                 $  290,977
 4/30/2002      $  250,833             $  251,479                 $  288,998
 5/31/2002      $  247,923             $  247,109                 $  288,464
 6/30/2002      $  237,738             $  242,736                 $  278,569
 7/31/2002      $  202,819             $  214,070                 $  247,602
 8/31/2002      $  198,454             $  212,590                 $  247,617
 9/30/2002      $  167,610             $  191,713                 $  215,048
10/31/2002      $  193,217             $  208,986                 $  235,845
11/30/2002      $  206,015             $  213,719                 $  247,430
12/31/2002      $  189,429             $  208,994                 $  238,482
 1/31/2003      $  180,991             $  198,201                 $  227,224
 2/28/2003      $  173,716             $  192,266                 $  219,815
 3/31/2003      $  167,605             $  191,079                 $  216,656
 4/30/2003      $  192,922             $  214,418                 $  246,226
 5/31/2003      $  207,179             $  225,804                 $  262,489
 6/30/2003      $  212,417             $  226,372                 $  265,187
 7/31/2003      $  217,654             $  227,007                 $  270,628
 8/31/2003      $  219,691             $  224,930                 $  270,156
 9/30/2003      $  224,638             $  231,942                 $  275,657
10/31/2003      $  239,187             $  245,915                 $  294,117
11/30/2003      $  250,535             $  257,155                 $  306,642
12/31/2003      $  272,236             $  275,685                 $  331,828
 1/31/2004      $  275,442             $  280,698                 $  335,741
 2/29/2004      $  279,522             $  288,730                 $  345,620
 3/31/2004      $  269,321             $  278,843                 $  334,957
 4/30/2004      $  263,491             $  275,260                 $  332,585
 5/31/2004      $  267,864             $  279,811                 $  338,428
 6/30/2004      $  270,778             $  281,767                 $  343,115
 7/31/2004      $  253,873             $  272,356                 $  333,726
 8/31/2004      $  248,626             $  271,081                 $  333,977
 9/30/2004      $  255,621             $  281,486                 $  347,380
10/31/2004      $  268,155             $  291,118                 $  359,937

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR    3-YEAR    5-YEAR    SINCE INCEPTION
 12.11%     2.30%    (4.43%)             1.01%

INTERNATIONAL

TCW Galileo Select International Growth Equities Fund

Management Discussions

     For the year ended October 31, 2004, the TCW Galileo Select International Growth Equities Fund (the "Fund") posted a gain of 9.13% on each share class (I Class, N Class and K Class). The Fund's benchmark returned 14.33% during the same period.

     The Fund's underperformance, we believe, was primarily due to our strong style tilt at a time when growth stocks have been firmly out of favour. In addition, our exposure to the technology sector was a negative.

     The original modest optimism during the first half of the fiscal year, when investors were looking at reasonable global economic growth coupled with accommodative monetary policy worldwide, during which we outperformed, soon gave way to worries about the global picture as the situation in Iraq deteriorated and the price of oil escalated.

     The second half of the fiscal year was dominated by macro concerns, especially with respect to the effects of a rapidly rising oil price that seemed to be establishing itself as a secular, rather than a cyclical trend.

     In this climate, long duration stocks were severely punished by markets, even when reported earnings were meeting or beating expectations. At the same time, defensive stocks continued to outperform even when their reported earnings disappointed.

     As things stand, we now see that outside the USA value stocks have so outperformed growth stocks that the degree of value outperformance at present exceeds the outperformance of growth at the height of the growth bubble of 1999/2000. In other words, what we see now, in our view, is a value bubble.

     Looking at our portfolio and using IBES data supplied by UBS, we find that the Fund shows substantially higher earnings growth (26%) than the market (14%) while selling at the same PER (14X) and P/Book (2x). Meanwhile, the balance sheet of our portfolio (which shows weighted gearing of 17%) is much stronger than that of the market (53%).

     We believe that this degree of outperformance by value is unsustainable over the long term and expect that a reversion to the mean will result in a strong spurt of growth outperforming value. Further, we think it unreasonable that a portfolio generating twice the markets' earnings, with substantially less leverage than the market, should sell at market multiples. We are therefore confident that both these factors will help the portfolio perform strongly in the future.

[CHART]

         TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND - I CLASS

                   FUND         MSCI EAFE (GROSS)      MSCI EAFE GROWTH INDEX
  10/31/94      $  250,000         $  250,000                $  250,000
  11/30/94      $  236,678         $  238,040                $  238,806
  12/31/94      $  233,617         $  239,587                $  241,931
   1/31/95      $  226,410         $  230,439                $  232,694
   2/28/95      $  224,760         $  229,838                $  232,658
   3/31/95      $  230,280         $  244,237                $  247,348
   4/30/95      $  238,906         $  253,488                $  258,343
   5/31/95      $  235,893         $  250,532                $  255,429
   6/30/95      $  231,907         $  246,205                $  250,187
   7/31/95      $  246,171         $  261,600                $  266,191
   8/31/95      $  241,802         $  251,684                $  255,041
   9/30/95      $  241,857         $  256,665                $  260,924
  10/31/95      $  232,454         $  249,831                $  253,924
  11/30/95      $  237,319         $  256,848                $  260,967
  12/31/95      $  245,032         $  267,263                $  270,110
   1/31/96      $  251,092         $  268,423                $  270,344
   2/29/96      $  254,128         $  269,397                $  271,324
   3/31/96      $  258,214         $  275,187                $  277,892
   4/30/96      $  270,229         $  283,255                $  284,669
   5/31/96      $  270,469         $  278,111                $  278,783
   6/30/96      $  267,202         $  279,744                $  279,812
   7/31/96      $  256,407         $  271,637                $  270,806
   8/31/96      $  256,317         $  272,302                $  271,123
   9/30/96      $  261,700         $  279,606                $  278,608
  10/31/96      $  257,405         $  276,815                $  276,355
  11/30/96      $  262,770         $  287,899                $  285,241
  12/31/96      $  257,643         $  284,266                $  280,108
   1/31/97      $  250,164         $  274,382                $  268,488
   2/28/97      $  252,873         $  278,936                $  272,690
   3/31/97      $  252,076         $  280,016                $  274,358
   4/30/97      $  251,774         $  281,570                $  277,164
   5/31/97      $  270,234         $  299,962                $  293,503
   6/30/97      $  283,362         $  316,571                $  310,626
   7/31/97      $  286,210         $  321,756                $  318,102
   8/31/97      $  266,979         $  297,792                $  293,620
   9/30/97      $  279,645         $  314,541                $  313,080
  10/31/97      $  262,416         $  290,433                $  283,506
  11/30/97      $  256,643         $  287,539                $  282,947
  12/31/97      $  255,593         $  290,113                $  286,635
   1/31/98      $  265,302         $  303,448                $  299,645
   2/28/98      $  286,296         $  322,990                $  319,584
   3/31/98      $  299,154         $  333,008                $  323,954
   4/30/98      $  306,502         $  335,720                $  327,251
   5/31/98      $  309,913         $  334,167                $  325,015
   6/30/98      $  305,714         $  336,771                $  329,562
   7/31/98      $  309,913         $  340,260                $  331,117
   8/31/98      $  271,338         $  298,180                $  295,601
   9/30/98      $  260,316         $  289,116                $  287,337
  10/31/98      $  282,097         $  319,335                $  316,539
  11/30/98      $  297,842         $  335,775                $  331,908
  12/31/98      $  308,886         $  349,102                $  351,028
   1/31/99      $  314,144         $  348,150                $  352,917
   2/28/99      $  308,623         $  339,933                $  341,515
   3/31/99      $  320,716         $  354,205                $  346,189
   4/30/99      $  331,231         $  368,639                $  349,787
   5/31/99      $  319,138         $  349,735                $  334,648
   6/30/99      $  332,545         $  363,451                $  347,660
   7/31/99      $  342,535         $  374,338                $  354,408
   8/31/99      $  347,793         $  375,788                $  356,458
   9/30/99      $  348,581         $  379,655                $  362,173
  10/31/99      $  359,622         $  393,958                $  381,633
  11/30/99      $  390,905         $  407,727                $  409,649
  12/31/99      $  452,177         $  444,401                $  455,301
 1/31/2000      $  438,541         $  416,242                $  429,747
 2/29/2000      $  474,268         $  427,526                $  453,627
 3/31/2000      $  477,267         $  444,181                $  462,195
 4/30/2000      $  445,904         $  420,887                $  431,699
 5/31/2000      $  434,177         $  410,690                $  404,999
 6/30/2000      $  448,631         $  426,848                $  419,520
 7/31/2000      $  434,177         $  409,036                $  393,290
 8/31/2000      $  437,722         $  412,670                $  397,515
 9/30/2000      $  407,995         $  392,658                $  371,245
10/31/2000      $  388,632         $  383,462                $  354,128
11/30/2000      $  365,995         $  369,164                $  337,838
12/31/2000      $  375,114         $  382,372                $  344,228
 1/31/2001      $  374,804         $  382,192                $  343,257
 2/28/2001      $  347,856         $  353,568                $  308,443
 3/31/2001      $  321,836         $  330,158                $  287,244
 4/30/2001      $  349,095         $  353,314                $  307,082
 5/31/2001      $  337,958         $  341,125                $  294,826
 6/30/2001      $  317,204         $  327,301                $  280,567
 7/31/2001      $  305,433         $  321,372                $  273,774
 8/31/2001      $  290,253         $  313,298                $  261,306
 9/30/2001      $  248,744         $  281,636                $  236,634
10/31/2001      $  257,727         $  288,837                $  246,055
11/30/2001      $  267,949         $  299,503                $  258,712
12/31/2001      $  270,427         $  301,289                $  260,215
 1/31/2002      $  252,771         $  285,303                $  246,189
 2/28/2002      $  251,222         $  287,318                $  249,513
 3/31/2002      $  267,949         $  303,004                $  259,126
 4/30/2002      $  262,683         $  305,198                $  260,637
 5/31/2002      $  263,922         $  309,338                $  261,394
 6/30/2002      $  251,841         $  297,140                $  254,714
 7/31/2002      $  228,299         $  267,829                $  227,569
 8/31/2002      $  222,413         $  267,284                $  225,858
 9/30/2002      $  191,746         $  238,646                $  206,245
10/31/2002      $  214,359         $  251,491                $  217,921
11/30/2002      $  231,087         $  262,937                $  224,357
12/31/2002      $  210,952         $  254,115                $  219,192
 1/31/2003      $  203,208         $  243,526                $  208,359
 2/28/2003      $  197,013         $  237,959                $  203,885
 3/31/2003      $  192,056         $  233,462                $  201,895
 4/30/2003      $  208,784         $  256,611                $  219,606
 5/31/2003      $  222,414         $  272,398                $  231,150
 6/30/2003      $  229,538         $  279,140                $  235,249
 7/31/2003      $  239,141         $  285,939                $  238,368
 8/31/2003      $  250,602         $  292,894                $  242,741
 9/30/2003      $  251,222         $  301,981                $  250,995
10/31/2003      $  267,949         $  320,822                $  265,458
11/30/2003      $  276,932         $  328,001                $  271,699
12/31/2003      $  300,475         $  353,640                $  290,402
 1/31/2004      $  306,360         $  358,667                $  296,089
 2/29/2004      $  309,458         $  367,008                $  301,746
 3/31/2004      $  307,909         $  369,217                $  302,082
 4/30/2004      $  298,616         $  361,178                $  294,789
 5/31/2004      $  292,421         $  362,743                $  294,451
 6/30/2004      $  296,138         $  370,838                $  298,290
 7/31/2004      $  278,172         $  358,854                $  286,201
 8/31/2004      $  275,693         $  360,520                $  286,551
 9/30/2004      $  279,411         $  369,996                $  293,653
10/31/2004      $  292,421         $  382,635                $  303,494

                       AVERAGE ANNUALIZED TOTAL RETURN(1)

1-YEAR    3-YEAR    5-YEAR    10-YEAR
  9.13%     4.30%    (4.05%)     1.58%

     (1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

         TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND - N CLASS

                   FUND         MSCI EAFE (GROSS)       MSCI EAFE GROWTH INDEX
  2/1/2003      $  250,000         $  250,000                 $  250,000
 2/28/2003      $  242,378         $  244,285                 $  244,632
 3/31/2003      $  236,280         $  239,669                 $  242,245
 4/30/2003      $  256,860         $  263,434                 $  263,495
 5/31/2003      $  273,628         $  279,640                 $  277,346
 6/30/2003      $  282,393         $  286,561                 $  282,264
 7/31/2003      $  294,207         $  293,541                 $  286,006
 8/31/2003      $  308,308         $  300,680                 $  291,254
 9/30/2003      $  309,070         $  310,009                 $  301,158
10/31/2003      $  329,649         $  329,351                 $  318,511
11/30/2003      $  340,701         $  336,721                 $  325,999
12/31/2003      $  369,664         $  363,042                 $  348,440
 1/31/2004      $  376,905         $  368,203                 $  355,264
 2/29/2004      $  380,716         $  376,765                 $  362,051
 3/31/2004      $  378,808         $  379,033                 $  362,454
 4/30/2004      $  367,376         $  370,780                 $  353,704
 5/31/2004      $  359,753         $  372,386                 $  353,298
 6/30/2004      $  364,325         $  380,697                 $  357,905
 7/31/2004      $  342,222         $  368,394                 $  343,399
 8/31/2004      $  339,173         $  370,105                 $  343,819
 9/30/2004      $  343,365         $  379,832                 $  352,341
10/31/2004      $  359,750         $  392,807                 $  364,148

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR    SINCE INCEPTION
 9.13%            23.12%

[CHART]

         TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND - K CLASS

                   FUND         MSCI EAFE (GROSS)       MSCI EAFE GROWTH INDEX
 11/1/2002      $  250,000         $  250,000                 $  250,000
11/30/2002      $  269,509         $  261,378                 $  257,383
12/31/2002      $  246,026         $  252,609                 $  251,458
 1/31/2003      $  236,994         $  242,082                 $  239,030
 2/28/2003      $  229,769         $  236,549                 $  233,897
 3/31/2003      $  223,989         $  232,078                 $  231,615
 4/30/2003      $  243,497         $  255,090                 $  251,933
 5/31/2003      $  259,393         $  270,784                 $  265,176
 6/30/2003      $  267,702         $  277,485                 $  269,878
 7/31/2003      $  278,902         $  284,244                 $  273,456
 8/31/2003      $  292,269         $  291,158                 $  278,474
 9/30/2003      $  292,991         $  300,191                 $  287,943
10/31/2003      $  312,500         $  318,921                 $  304,534
11/30/2003      $  322,977         $  326,056                 $  311,695
12/31/2003      $  350,072         $  351,544                 $  333,150
 1/31/2004      $  357,297         $  356,541                 $  339,675
 2/29/2004      $  360,910         $  364,833                 $  346,164
 3/31/2004      $  359,102         $  367,029                 $  346,550
 4/30/2004      $  348,264         $  359,037                 $  338,183
 5/31/2004      $  341,400         $  360,592                 $  337,795
 6/30/2004      $  345,374         $  368,640                 $  342,200
 7/31/2004      $  324,420         $  356,727                 $  328,331
 8/31/2004      $  321,169         $  358,383                 $  328,732
 9/30/2004      $  325,505         $  367,803                 $  336,880
10/31/2004      $  341,038         $  380,367                 $  348,169

                         AVERAGE ANNUALIZED TOTAL RETURN

1-YEAR    SINCE INCEPTION
  9.13%             16.80%

INTERNATIONAL

TCW Galileo Asia Pacific Equities Fund

Schedule of Investments

NUMBER OF
  SHARES       COMMON STOCK                                                                        VALUE
--------------------------------------------------------------------------------------------------------------
               CHINA (4.6% OF NET ASSETS)
     460,000   China Petroleum & Chemical Corp., Class H                                     $         174,345
       4,800   Linktone, Limited (ADR)                                                                  39,715 *
     172,000   Maanshan Iron & Steel Company, Limited                                                   60,218
     278,000   PetroChina Company, Limited                                                             145,547
      92,000   Yanzhou Coal Mining Company, Limited                                                    121,155
                                                                                             -----------------
               TOTAL CHINA (COST: $496,454)                                                            540,980
                                                                                             -----------------
               HONG KONG (26.4%)
      70,000   ASM Pacific Technology, Limited                                                         227,086
     378,000   China Overseas Land & Investment, Limited                                                82,560
      55,000   China Telecom, Limited                                                                  159,699
      44,000   CLP Holdings, Limited                                                                   252,692
     330,000   Comba Telecom Systems Holdings, Limited                                                 150,513
     120,000   Cosco Pacific, Limited                                                                  207,364
     172,000   Denway Motors, Limited                                                                   58,008
     113,000   Great Eagle Holdings, Limited                                                           230,837
      50,000   Hang Lung Group, Limited                                                                 81,905
      75,000   Hong Kong Exchanges & Clearing, Limited                                                 170,555
      50,000   Hopewell Holdings, Limited                                                              107,601
      20,000   Hutchison Whampoa, Limited                                                              153,532
     106,000   Lifestyle International Holdings, Limited                                               149,806
     104,000   Singamas Container Holdings, Limited                                                     54,115
      35,370   Sun Hung Kai Properties, Limited                                                        327,189
     104,000   Wharf Holdings, Limited                                                                 342,061
      48,000   Wing Hang Bank, Limited                                                                 328,391
                                                                                             -----------------
               TOTAL HONG KONG (COST: $2,594,813)                                                    3,083,914
                                                                                             -----------------
               INDIA (COST: $74,543) (0.6%)
      54,567   National Thermal Power Corporation, Limited                                              73,933
                                                                                             -----------------
               INDONESIA (3.1%)
     408,000   PT BFI Finance Indonesia Tbk                                                             49,319
   1,525,500   PT Kalbe Farma Tbk                                                                       77,951
     388,000   PT Telekomunikasi Indonesia Tbk                                                         185,473
     234,000   PT United Tractors Tbk                                                                   47,571 *
                                                                                             -----------------
               TOTAL INDONESIA (COST: $297,013)                                                        360,314
                                                                                             -----------------
               MALAYSIA (6.2%)
      44,700   Aeon Company BHD                                                                         56,463
     110,000   AMMB Holdings BHD                                                                        95,526
      33,500   Genting BHD                                                                             148,987
      79,650   Public Bank BHD                                                                         145,676
     112,500   SP Setia BHD                                                                            112,500
      53,100   Telekom Malaysia BHD                                                                    160,697
                                                                                             -----------------
               TOTAL MALAYSIA (COST: $677,575)                                                         719,849
                                                                                             -----------------
               SINGAPORE (9.8%)
     146,000   Capitaland, Limited                                                                     162,198
      21,000   DBS Group Holdings, Limited                                                             196,727

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

NUMBER OF
  SHARES       COMMON STOCK                                                                        VALUE
--------------------------------------------------------------------------------------------------------------
               SINGAPORE (CONTINUED)
     126,000   First Engineering, Limited                                                    $          97,607
     181,000   Jaya Holdings, Limited                                                                  111,953
      40,000   Keppel Corporation, Limited                                                             192,163
      12,000   Oversea-Chinese Banking Corporation, Limited                                             99,445
      24,000   United Overseas Bank, Limited                                                           194,565
      10,000   Venture Corporation, Limited                                                             94,881
                                                                                             -----------------
               TOTAL SINGAPORE (COST: $885,185)                                                      1,149,539
                                                                                             -----------------
               SOUTH KOREA (24.0%)
       3,715   Core Logic, Incorporated                                                                115,482 *
       2,800   Hana Bank                                                                                69,906
      10,020   Hyundai Engineering & Construction Company, Limited                                     139,627 *
       2,860   Hyundai Motor Company, Limited                                                          138,721
       4,865   Kookmin Bank                                                                            162,529 *
      10,030   KT&G Corporation                                                                        277,740
         744   Pohang Iron & Steel Company, Limited                                                    111,318
       2,670   Samsung Electronics Company, Limited                                                  1,048,205
       3,400   Samsung Fire & Marine Insurance                                                         202,269
       1,220   Shinsegae Company, Limited                                                              343,278
       1,230   SK Telecom Company, Limited                                                             192,823
                                                                                             -----------------
               TOTAL SOUTH KOREA (COST: $1,823,423)                                                  2,801,898
                                                                                             -----------------
               TAIWAN (18.3%)
     130,000   Abit Computer Company, Limited                                                           53,510
      14,209   Advanced Semiconductor Engineering, Incorporated (ADR)                                   47,884 *
      85,000   Cathay Financial Holding Company, Limited                                               162,850
       5,530   China Steel Corporation                                                                   5,562
       6,572   China Steel Corporation (144A) (GDR)                                                    130,126**
     200,351   Chinatrust Financial Holding Company, Limited                                           228,510
      92,079   Compal Electronics, Incorporated                                                         82,693
       2,148   Compal Electronics, Incorporated (144A) (GDR)                                             9,709**
      18,917   Hon Hai Precision Industry Company, Limited (144A) (GDR)                                143,773**
       9,720   Hon Hai Precision Industry Company, Limited (Reg. S) (GDR)                               73,870
      10,000   MediaTek, Incorporated                                                                   67,056
      24,000   Optimax Technology Corporation                                                           47,418
     282,580   Taishin Financial Holdings Company, Limited                                             230,936
     149,000   Taiwan Cellular Corporation                                                             148,978
     101,000   Taiwan Fertilizer Company, Limited                                                       89,496
      53,637   Taiwan Semiconductor Manufacturing Company, Limited                                      70,328
      45,589   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                               345,109
      34,937   Tong Yang Industry Company, Limited                                                      43,612
      36,800   Tong-Tai Machine & Tool Company, Limited                                                 51,556
     139,000   Yuanta Core Pacific Securities Company, Limited                                          97,785 *
                                                                                             -----------------
               TOTAL TAIWAN (COST: $2,119,181)                                                       2,130,761
                                                                                             -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NUMBER OF
  SHARES       COMMON STOCK                                                                        VALUE
--------------------------------------------------------------------------------------------------------------
               THAILAND (5.2%)
      54,900   Advanced Info Service Public Company, Limited                                 $         125,001
      74,700   Bangkok Bank Public Company, Limited                                                    174,630
     580,000   Chonburi Concrete Product Public Company, Limited                                        75,563
     301,700   Land and Houses Public Company, Limited                                                  73,469
      21,300   PTT Public Company, Limited                                                              88,177
     379,000   Sino Thai Engineering & Construction Public Company, Limited                             65,528
                                                                                             -----------------
               TOTAL THAILAND (COST: $649,588)                                                         602,368
                                                                                             -----------------
               TOTAL COMMON STOCK (COST: $9,617,775) (98.2%)                                        11,463,556
                                                                                             -----------------

 PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------------
$    188,508   Foreign Currency Call Accounts                                                          190,935
      93,878   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                           93,878
                                                                                             -----------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $282,386) (2.4%)                                    284,813
                                                                                             -----------------
               TOTAL INVESTMENTS (COST: $9,900,161) (100.6%)                                        11,748,369
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 0.6%)                                          (70,760)
                                                                                             -----------------
               NET ASSETS (100.0%)                                                           $      11,677,609
                                                                                             =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR    - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
         IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
GDR    - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
         ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
REG. S - INVESTMENTS ISSUED UNDER REGULATION S MAY NOT BE OFFERED, SOLD, OR
         DELIVERED WITHIN THE UNITED STATES EXCEPT UNDER SPECIAL EXEMPTIONS.
       * NON-INCOME PRODUCING.
      ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
         OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $283,608 OR 2.4% OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                                 PERCENTAGE OF
INDUSTRY                                                          NET ASSETS
------------------------------------------------------------------------------
Automotive                                                             2.1%
Banking                                                               14.8
Beverages, Food & Tobacco                                              2.4
Building Materials                                                     0.6
Chemicals                                                              0.8
Coal                                                                   1.0
Commercial Services                                                    1.8
Communications                                                         5.5
Computers & Information                                                1.4
Containers & Packaging                                                 0.5
Electric Utilities                                                     2.8
Electrical Equipment                                                   1.2
Electronics                                                           16.2
Financial Services                                                     4.4
Heavy Construction                                                     1.8
Heavy Machinery                                                        2.8
Home Construction, Furnishings & Appliances                            0.6
Industrial--Diversified                                                3.8
Insurance                                                              3.1
Lodging                                                                1.3
Metals                                                                 2.6
Oil & Gas                                                              3.5
Pharmaceuticals                                                        0.7
Radio Telephone Communications                                         1.6
Real Estate                                                           12.4
Retailers                                                              4.7
Telephone Communications, exc. Radio                                   1.4
Telephone Systems                                                      1.4
Transportation                                                         1.0
Short-Term Investments                                                 2.4
                                                                     -----
     Total                                                           100.6%
                                                                     =====

*  THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Emerging Markets Equities Fund

Schedule of Investments

NUMBER OF
  SHARES       EQUITY SECURITIES                                                                   VALUE
--------------------------------------------------------------------------------------------------------------
               COMMON STOCK

               ARGENTINA (1.5% OF NET ASSETS)
       5,109   Irsa Inversiones y Representaciones, S.A. (GDR)                               $          48,587 *
       7,200   Telecom Argentina STET - France Telecom, S.A., Series B (ADR)                            76,608 *
                                                                                             -----------------
               TOTAL ARGENTINA (COST: $120,499)                                                        125,195
                                                                                             -----------------
               BRAZIL (7.4%)
       1,996   Banco Bradesco, S.A. (ADR)                                                              121,497
         524   Banco Itau Holding Financeira, S.A.                                                      63,482
       1,000   Banco Itau Holding Financiera, S.A. (ADR)                                                60,500
       5,000   Companhia Siderurgica Nacional, S.A. (ADR)                                               73,750
       6,100   Petroleo Brasileiro, S.A. (ADR)                                                         198,860
       2,466   Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)                                              87,568
                                                                                             -----------------
               TOTAL BRAZIL (COST: $446,093)                                                           605,657
                                                                                             -----------------
               CHINA (2.9%)
     235,990   China Telecom Corporation, Limited                                                       75,799
       3,000   PetroChina Company, Limited (ADR)                                                       157,860
                                                                                             -----------------
               TOTAL CHINA (COST: $223,958)                                                            233,659
                                                                                             -----------------
               GREAT BRITAIN (COST: $296,177) (3.8%)
      14,178   Anglo American PLC                                                                      310,181
                                                                                             -----------------
               HONG KONG (2.9%)
      29,000   Citic Pacific, Limited                                                                   74,145
          72   CNOOC, Limited (ADR)                                                                      3,730
      48,000   Cosco Pacific, Limited                                                                   82,946
     230,000   Denway Motors, Limited                                                                   77,569
                                                                                             -----------------
               TOTAL HONG KONG (COST: $226,335)                                                        238,390
                                                                                             -----------------
               INDIA (2.9%)
          46   Infosys Technologies, Limited (ADR)                                                       3,059 +
       4,430   Reliance Industries, Limited (144A) (GDR)                                               108,978**
       4,652   State Bank of India (GDR)                                                               122,906
                                                                                             -----------------
               TOTAL INDIA (COST: $207,550)                                                            234,943
                                                                                             -----------------
               INDONESIA (4.6%)
     130,500   PT Astra International Tbk                                                              112,574
     564,000   PT Bank Rakyat Indonesia Tbk                                                            120,857
       7,500   PT Telekomunikasi Indonesia Tbk (ADR)                                                   143,025
                                                                                             -----------------
               TOTAL INDONESIA (COST: $307,851)                                                        376,456
                                                                                             -----------------
               ISRAEL (4.8%)
      22,108   Bank Hapoalim, Limited                                                                   60,035
      38,373   Bank Leumi, Limited                                                                      80,042
          83   Koor Industries, Limited                                                                  3,326 *
       6,300   Teva Pharmaceutical Industries, Limited (ADR)                                           163,800 +
      24,127   United Mizrahi Bank, Limited                                                             80,883
                                                                                             -----------------
               TOTAL ISRAEL (COST: $386,629)                                                           388,086
                                                                                             -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2004

NUMBER OF
  SHARES       EQUITY SECURITIES                                                                   VALUE
--------------------------------------------------------------------------------------------------------------
               LUXEMBOURG (COST: $45,761) (0.8%)
       1,529   Tenaris SA (ADR)                                                              $          68,453
                                                                                             -----------------
               MALAYSIA (2.1%)
      30,950   Public Bank BHD                                                                          56,606
      56,700   SP Setia BHD                                                                             56,700
      19,000   Telekom Malaysia BHD                                                                     57,500
                                                                                             -----------------
               TOTAL MALAYSIA (COST: $168,455)                                                         170,806
                                                                                             -----------------
               MEXICO (2.2%)
       1,908   America Movil, S.A. de C.V. (ADR)                                                        83,952
       2,710   Telefonos de Mexico, S.A. de C.V. (ADR)                                                  92,790 +
                                                                                             -----------------
               TOTAL MEXICO (COST: $139,413)                                                           176,742
                                                                                             -----------------
               RUSSIA (8.9%)
         900   Mobile Telesystems (ADR)                                                                130,608
       4,461   OAO Gazprom (ADR)                                                                       166,663
       1,100   OAO LUKOIL (ADR)                                                                        136,950
       3,000   Rostelecom (ADR)                                                                         42,300
       3,200   Surgutneftegaz (ADR)                                                                    127,680 +
       1,100   Vimpel-Communications (ADR)                                                             125,400 *
                                                                                             -----------------
               TOTAL RUSSIA (COST: $632,180)                                                           729,601
                                                                                             -----------------
               SOUTH AFRICA (4.9%)
       1,443   Anglo American Platinum Corporation, Limited                                             54,837
       7,299   Barloworld, Limited                                                                     101,410
       6,530   Liberty Group, Limited                                                                   60,448
       4,407   Remgro, Limited                                                                          59,118
          22   Sappi, Limited (ADR)                                                                        319
       6,000   Sasol, Limited (ADR)                                                                    120,780
                                                                                             -----------------
               TOTAL SOUTH AFRICA (COST: $321,381)                                                     396,912
                                                                                             -----------------
               SOUTH KOREA (24.3%)
       3,190   Hana Bank                                                                                79,643
      10,600   Hyundai Motor Company (GDR)                                                             251,538
           8   Kookmin Bank                                                                                267 *
       2,637   Kookmin Bank (ADR)                                                                       88,682*+
       9,466   KT&G Corporation (GDR)                                                                  126,844
       2,030   LG Chemical, Limited                                                                     75,978
      12,840   LG Electronics, Incorporated (GDR)                                                      206,724
       1,290   Pohang Iron & Steel Company, Limited                                                    193,010
       1,400   Posco (ADR)                                                                              52,346
         325   Samsung Electronics (GDR)                                                                63,700
         956   Samsung Electronics Company, Limited                                                    375,312
      12,630   Shinhan Financial Group Company, Limited                                                248,764
       3,360   SK Corporation                                                                          175,578
       2,000   SK Telecom Company, Limited (ADR)                                                        39,460 +
                                                                                             -----------------
               TOTAL SOUTH KOREA (COST: $1,552,908)                                                  1,977,846
                                                                                             -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NUMBER OF
  SHARES       EQUITY SECURITIES                                                                   VALUE
--------------------------------------------------------------------------------------------------------------
               TAIWAN (17.2%)
     107,000   Cathay Financial Holding Company, Limited                                     $         204,999
       7,873   China Steel Corporation (GDR)                                                           155,885
     184,867   Chinatrust Financial Holding Company, Limited                                           210,850
       9,513   Compal Electronics, Incorporated (GDR)                                                   42,999
     102,200   Formosa Plastics Corporation                                                            157,560
       9,476   Fubon Financial Holding Company (GDR)                                                    92,865
     111,560   Nan Ya Plastic Corporation                                                              155,292
     211,567   Taishin Financial Holdings Company, Limited                                             172,902
      81,000   Taiwan Cellular Corporation                                                              80,988
      16,733   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                               126,669
                                                                                             -----------------
               TOTAL TAIWAN (COST: $1,355,734)                                                       1,401,009
                                                                                             -----------------
               THAILAND (4.2%)
      23,327   Bangkok Bank Public Company, Limited                                                     54,533
     278,214   Land and Houses Public Company, Limited                                                  67,750
      28,220   PTT Public Company, Limited                                                             116,825
      17,200   Siam Cement Public Company, Limited                                                     107,225
                                                                                             -----------------
               TOTAL THAILAND (COST: $314,438)                                                         346,333
                                                                                             -----------------
               TOTAL COMMON STOCK (COST: $6,745,362) (95.4%)                                         7,780,269
                                                                                             -----------------

               PREFERRED STOCK

               BRAZIL (3.7%)
      13,300   Companhia Vale do Rio Doce (ADR)                                                        242,060 +
          20   Tele Norte Leste Participacoes, S.A. (TELEMAR) (ADR)                                        262
       4,000   Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                                     60,266
                                                                                             -----------------
               TOTAL PREFERRED STOCK (COST: $282,485) (3.7%)                                           302,588
                                                                                             -----------------
               TOTAL EQUITY SECURITIES (COST: $7,027,847) (99.1%)                                    8,082,857
                                                                                             -----------------

  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------------
$      8,924   Bank of America, 1.88%, due 12/23/04                                                      8,924***
       9,386   Bank of Montreal, 1.88%, due 11/24/04                                                     9,386***
       8,923   Bank of Nova Scotia, 1.76%, due 11/12/04                                                  8,923***
       8,923   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                         8,923***
      31,231   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                                31,231***
      17,846   BNP Paribas, 1.975%, due 12/27/04                                                        17,846***
      22,308   Calyon, 1.8%, due 11/01/04                                                               22,308***
      17,846   Citigroup, Inc., 1.865%, due 12/20/04                                                    17,846***
       8,923   Citigroup, Inc., 2.055%, due 01/25/05                                                     8,923***
      26,770   Citigroup, Inc., 2.08%, due 01/28/05                                                     26,770***
      17,846   Clipper Receivables Corp., 1.794%, due 11/12/04                                          17,846***
       4,462   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                                    4,462***
       8,923   Delaware Funding Corp., 1.853%, due 11/19/04                                              8,923***
      40,155   Den Danske Bank, 1.81%, due 11/15/04                                                     40,155***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS                                                              VALUE
--------------------------------------------------------------------------------------------------------------
$     13,385   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                       $          13,385***
      22,254   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                                  22,254***
      31,699   Foreign Currency Call Accounts                                                           31,905
      22,308   Fortis Bank, 1.77%, due 11/02/04                                                         22,308***
       4,462   Fortis Bank, 1.77%, due 11/09/04                                                          4,462***
      22,248   General Electric Capital Corp., 1.843%, due 11/22/04                                     22,248***
     108,783   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                          108,783
       4,416   Jupiter Securitization Corp., 1.803%, due 11/15/04                                        4,416***
      22,308   Jupiter Securitization Corp., 1.823%, due 11/17/04                                       22,308***
      17,468   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                           17,468***
       4,462   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                                    4,462***
      17,846   Park Avenue Receivables Corp., 1.783%, due 11/01/04                                      17,846***
      22,236   PREFCO, 1.813%, due 11/15/04                                                             22,236***
      13,385   Royal Bank of Canada, 1.78%, due 11/10/04                                                13,385***
       8,923   Royal Bank of Canada, 1.813%, due 11/12/04                                                8,923***
      51,755   Royal Bank of Scotland, 1.67%, due 11/02/04                                              51,755***
       8,923   Royal Bank of Scotland, 2.01%, due 01/20/05                                               8,923***
      17,812   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                        17,812***
       4,346   Silver Tower US Funding, 1.915%, due 12/10/04                                             4,346***
      47,204   Wells Fargo & Co., 1.87%, due 12/06/04                                                   47,205***
       8,849   Yorktown Capital LLC, 1.863%, due 11/22/04                                                8,849***
                                                                                             -----------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $707,538) (8.7%)                                    707,745
                                                                                             -----------------
               TOTAL INVESTMENTS (COST: $7,735,385) (107.8%)                                         8,790,602
               LIABILITIES IN EXCESS OF OTHER ASSETS (- 7.8%)                                         (635,879)
                                                                                             -----------------
               NET ASSETS (100.0%)                                                           $       8,154,723
                                                                                             =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
    * NON-INCOME PRODUCING.
   ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
      OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $108,978 OR 1.3% OF NET ASSETS.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                                 PERCENTAGE OF
INDUSTRY                                                          NET ASSETS
------------------------------------------------------------------------------
Automotive                                                             5.4%
Banking                                                               18.0
Beverages, Food & Tobacco                                              1.6
Building Materials                                                     1.3
Chemicals                                                              6.0
Commercial Services                                                    1.0
Communications                                                         5.3
Computers & Information                                                0.5
Electronics                                                            9.5
Financial Services                                                     4.7
Home Construction, Furnishings & Appliances                            0.8
Insurance                                                              3.3
Metals                                                                11.0
Mining                                                                 4.2
Oil & Gas                                                             16.8
Pharmaceuticals                                                        2.0
Radio Telephone Communications                                         3.1
Real Estate                                                            1.3
Telephone Communications, exc. Radio                                   3.3
Short-Term Investments                                                 8.7
                                                                     -----
     Total                                                           107.8%
                                                                     =====

*  THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Emerging Markets Income Fund

Schedule of Investments                                         October 31, 2004

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                  ARGENTINA (10.3% OF NET ASSETS)
$     1,000,000   Banco De Galicia Y Buenos, (Reg. S), 5.44%, due 01/01/10                         $       835,000
      3,000,000   Republic of Argentina, 1.98%, due 08/03/12                                             2,283,000
      1,830,000   Transportadora de Gas del Sur S.A., Bilateral Loan Participation
                    Agreement dated 04/06/04, Banc of America Securities,
                    Limited as Agent, due 01/01/06                                                       1,683,600 #
        370,000   Transportadora de Gas del Sur S.A., Bilateral Loan Participation
                    Agreement dated 04/07/04, J.P. Morgan Chase & Co. as Agent,
                    due 01/01/06                                                                           340,400 #
                                                                                                   ---------------
                  TOTAL ARGENTINA (COST: $4,597,837)                                                     5,142,000
                                                                                                   ---------------
                  BRAZIL (14.2%)
        500,000   Globopar Communications, (Reg. S), 10.625%, due 12/05/08                                 420,000 #
        800,000   Republic of Brazil, 9.25%, due 10/22/10                                                  857,200
      2,100,000   Republic of Brazil, 10%, due 08/07/11                                                  2,299,500
      2,700,000   Republic of Brazil, 14.5%, due 10/15/09                                                3,469,500
                                                                                                   ---------------
                  TOTAL BRAZIL (COST: $5,032,762)                                                        7,046,200
                                                                                                   ---------------
                  CHINA (COST: $772,293) (1.6%)
        800,000   AES China Generating Company, 8.25%, due 06/26/10                                        812,635
                                                                                                   ---------------
                  COLOMBIA (6.4%)
      1,520,000   Republic of Colombia, 8.7%, due 02/15/16                                               1,497,200
        886,700   Republic of Colombia, 9.75%, due 04/09/11                                              1,024,139
        600,000   Republic of Colombia, (144A), 15%, due 08/22/08                                          665,820 *
                                                                                                   ---------------
                  TOTAL COLOMBIA (COST: $2,863,907)                                                      3,187,159
                                                                                                   ---------------
                  DOMINICAN REPUBLIC (5.9%)
      1,345,199   Government of the Dominican Republic, 2%, due 08/30/09                                 1,022,351
        650,000   Government of the Dominican Republic, 9.04%, due 01/23/13                                527,312
      2,660,000   Tricom S.A., 11.375%, due 09/01/04                                                     1,383,200 #
                                                                                                   ---------------
                  TOTAL DOMINICAN REPUBLIC (COST: $3,793,879)                                            2,932,863
                                                                                                   ---------------
                  INDONESIA (7.8%)
        980,000   Excelcomindo Finance Company, (Reg. S), 8%, due 01/27/09                                 980,000
        342,000   MEI Euro Finance, Limited, (Reg. S), 8.75%, due 05/22/10                                 343,710
        880,000   Republic of Indonesia, Loan Participation Agreement dated 03/28/94,
                    Barclays Bank PLC as Counterparty, Variable Rate based on
                    LIBOR + 0.875%, due 03/28/13                                                           783,200
      2,260,920   Republic of Indonesia, Loan Participation Agreement dated 06/14/95,
                    Credit Suisse First Boston International as Counterparty, Variable Rate
                    based on LIBOR + 0.875%, due 12/14/19                                                1,763,519
                                                                                                   ---------------
                  TOTAL INDONESIA (COST: $3,716,378)                                                     3,870,429
                                                                                                   ---------------
                  KAZAKHSTAN (3.8%)
      1,000,000   Kazkommerts International B.V., (144A), 7.875%, due 04/07/14                             990,000 *
        900,000   Turanalem Finance B.V., (144A), 8%, due 03/24/14                                         879,750 *
                                                                                                   ---------------
                  TOTAL KAZAKHSTAN (COST: $1,795,253)                                                    1,869,750
                                                                                                   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
     AMOUNT       FIXED INCOME SECURITIES                                                               VALUE
------------------------------------------------------------------------------------------------------------------
                  MAURITIUS (COST: $492,780) (1.0%)
$       500,000   PGN Euro Finance, Limited, 7.5%, due 09/10/13                                    $       490,000
                                                                                                   ---------------
                  MEXICO (7.2%)
      2,900,000   Grupo Iusacell, S.A. de C.V., 10%, due 07/15/04                                        1,921,250 #
        605,000   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 10.25%,
                    due 06/15/07                                                                           635,250
      1,000,000   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 11.75%,
                    due 06/15/09                                                                         1,017,500
                                                                                                   ---------------
                  TOTAL MEXICO (COST: $3,684,170)                                                        3,574,000
                                                                                                   ---------------
                  QATAR (COST: $579,150) (1.3%)
        540,000   Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14                          641,520
                                                                                                   ---------------
                  RUSSIA (8.9%)
        550,000   Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08                                   596,063
        750,000   OAO Siberian Oil Company, (Reg. S), 10.75%, due 01/15/09                                 828,750
      1,750,000   Russian Federation, 3%, due 05/14/11                                                   1,446,025
      1,125,000   Russian Federation, (Reg. S), 5%, due 03/31/30                                         1,125,000
        400,000   Tyumen Oil Company, 11%, due 11/06/07                                                    456,000
                                                                                                   ---------------
                  TOTAL RUSSIA (COST: $4,114,294)                                                        4,451,838
                                                                                                   ---------------
                  TURKEY (COST: $1,140,743) (2.1%)
TRL   1,785,000^  Turkish Credit Linked Notes, Credit Suisse First Boston LLC as Agent,
                    0%, due 08/25/05                                                                     1,022,805**
                                                                                                   ---------------
                  VIETNAM (COST: $786,212) (1.6%)
$       845,000   Socialist Republic of Vietnam, 4%, due 03/12/16                                          780,315
                                                                                                   ---------------
                  TOTAL FIXED INCOME SECURITIES (COST: $33,369,658) (72.1%)                             35,821,514
                                                                                                   ---------------

NUMBER OF
SHARES OR
 WARRANTS         EQUITY SECURITIES
------------------------------------------------------------------------------------------------------------------
                  INDONESIA (COST: $0) (0.0%)
          2,010   Asia Pulp & Paper Company, Limited, Warrants, expire 03/15/05                                 --**
                                                                                                   ---------------
                  POLAND (COST: $251,170) (1.3%)
        550,000   Netia Holdings S.A., Common Stock                                                        666,715**
                                                                                                   ---------------
                  TOTAL EQUITY SECURITIES (COST: $251,170) (1.3%)                                          666,715
                                                                                                   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                                VALUE
------------------------------------------------------------------------------------------------------------------
$        12,884   Foreign Currency Call Accounts                                                   $        12,241
     15,102,305   Investors Bank & Trust Depository Reserve, 0.75%, due 11/01/04                        15,102,305
                                                                                                   ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $15,115,189) (30.4%)                              15,114,546
                                                                                                   ---------------
                  TOTAL INVESTMENTS (COST: $48,736,017) (103.8%)                                        51,602,775
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 3.8%)                                        (1,900,166)
                                                                                                   ---------------
                  NET ASSETS (100.0%)                                                              $    49,702,609
                                                                                                   ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
TRL    - TURKISH LIRA
REG. S - INVESTMENTS ISSUED UNDER REGULATION S MAY NOT BE OFFERED, SOLD, OR
         DELIVERED WITHIN THE UNITED STATES EXCEPT UNDER SPECIAL EXEMPTIONS.
       * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
         OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
         REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT
         OCTOBER 31, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,535,570 OR 5.1% OF NET ASSETS.
      ** NON-INCOME PRODUCING.
       ^ AMOUNT IN MILLIONS.
       # COMPANY IS IN DEFAULT AND IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
----------------------------------------------------------------------------
Banking & Financial Services                                        5.4%
Communications                                                      4.0
Electric Utilities                                                  1.6
Foreign Government Securities                                      45.5
Oil & Gas                                                           5.6
Telephone Communications, exc. Radio                                7.2
Telephone Systems                                                   0.8
Transportation                                                      3.3
Short-Term Investments                                             30.4
                                                                  -----
     Total                                                        103.8%
                                                                  =====

*  THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo European Growth Equities Fund

Schedule of Investments                                         October 31, 2004

NUMBER OF
 SHARES           EQUITY SECURITIES                                                                     VALUE
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCK

                  DENMARK (COST: $177,537) (2.4% OF NET ASSETS)
          5,650   TDC A/S                                                                          $       208,442
                                                                                                   ---------------
                  FINLAND (COST: $161,322) (1.6%)
          9,500   Nokia OYJ                                                                                146,101
                                                                                                   ---------------
                  FRANCE (21.2%)
         13,100   Alcatel S.A.                                                                             190,968*+
         13,656   Axa S.A.                                                                                 293,051
          5,300   European Aeronautic Defense and Space Company, N.V.                                      150,681
          3,800   France Telecom S.A.                                                                      108,470
            905   Galeries Lafayette S.A.                                                                  176,250
          2,600   Lagardere S.C.A.                                                                         167,020
          1,610   Total S.A.                                                                               333,824
          6,700   Veolia Environnement                                                                     202,415
          9,500   Vivendi Universal S.A.                                                                   258,729 *
                                                                                                   ---------------
                  TOTAL FRANCE (COST: $1,455,083)                                                        1,881,408
                                                                                                   ---------------
                  GERMANY (13.0%)
          4,080   Deutsche Bank AG                                                                         309,270
         14,300   Infineon Technologies AG                                                                 155,345 *
          4,300   Metro AG                                                                                 204,735
          1,850   SAP AG                                                                                   314,235
          2,340   Siemens AG                                                                               173,684
                                                                                                   ---------------
                  TOTAL GERMANY (COST: $926,775)                                                         1,157,269
                                                                                                   ---------------
                  GREAT BRITAIN (23.6%)
         24,700   AMVESCAP PLC                                                                             133,511
         29,100   British Sky Broadcasting PLC                                                             271,132
         42,914   BT Group PLC                                                                             146,058
         71,900   EasyJet PLC                                                                              207,494 *
         12,366   GlaxoSmithKline PLC                                                                      259,890
         58,000   LogicaCMG PLC                                                                            187,573
         35,256   Marks & Spencer Group PLC                                                                231,912
         21,048   Pearson PLC                                                                              230,626
         21,432   Tesco PLC                                                                                112,704
        123,666   Vodafone Group PLC                                                                       316,098
                                                                                                   ---------------
                  TOTAL GREAT BRITAIN (COST: $2,013,426)                                                 2,096,998
                                                                                                   ---------------
                  IRELAND (4.6%)
         17,350   Bank of Ireland                                                                          237,915
         10,400   Irish Life & Permanent PLC                                                               174,627
                                                                                                   ---------------
                  TOTAL IRELAND (COST: $331,813)                                                           412,542
                                                                                                   ---------------
                  NETHERLANDS (16.6%)
         19,500   ASM Lithography Holding, N.V.                                                            277,072 *
         46,375   BE Semiconductor Industries, N.V.                                                        227,117 *
         14,257   Koninklijke (Royal) Philips Electronics, N.V.                                            336,416
          3,300   Royal Dutch Petroleum Company                                                            178,783

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NUMBER OF
 SHARES           EQUITY SECURITIES                                                                     VALUE
------------------------------------------------------------------------------------------------------------------
                  NETHERLANDS (CONTINUED)
         18,500   Royal KPN, N.V.                                                                  $       147,551
         16,630   ST Microelectronics, N.V.                                                                305,678
                                                                                                   ---------------
                  TOTAL NETHERLANDS (COST: $1,537,247)                                                   1,472,617
                                                                                                   ---------------
                  SPAIN (COST: $83,582) (2.0%)
         10,980   Telefonica S.A.                                                                          180,734
                                                                                                   ---------------
                  SWEDEN (COST: $128,417) (1.4%)
         43,000   Ericsson AB, Class B                                                                     124,530 *
                                                                                                   ---------------
                  SWITZERLAND (13.3%)
          2,600   Roche Holding AG                                                                         264,880
            553   Serono S.A.                                                                              342,676
          3,300   UBS AG                                                                                   237,039
          2,360   Zurich Financial Services AG                                                             334,912 *
                                                                                                   ---------------
                  TOTAL SWITZERLAND (COST: $1,052,920)                                                   1,179,507
                                                                                                   ---------------
                  TOTAL COMMON STOCK (COST: $7,868,122) (99.7%)                                          8,860,148
                                                                                                   ---------------

NUMBER OF
 WARRANTS
------------------------------------------------------------------------------------------------------------------
                  WARRANTS
                  FRANCE (COST: $0) (0.0%)
         15,170   Veolia Environnement, Strike Price $66.22, expire 03/08/06                                   193 *
                                                                                                   ---------------
                  TOTAL EQUITY SECURITIES (COST: $7,868,122) (99.7%)                                     8,860,341
                                                                                                   ---------------

   PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------
$         2,683   Bank of America, 1.88%, due 12/23/04                                                       2,683**
          2,822   Bank of Montreal, 1.88%, due 11/24/04                                                      2,822**
          2,683   Bank of Nova Scotia, 1.76%, due 11/12/04                                                   2,683**
          2,683   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                          2,683**
          9,390   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                                  9,390**
          5,366   BNP Paribas, 1.975%, due 12/27/04                                                          5,366**
          6,707   Calyon, 1.8%, due 11/01/04                                                                 6,707**
          5,366   Citigroup, Inc., 1.865%, due 12/20/04                                                      5,366**
          2,683   Citigroup, Inc., 2.055%, due 01/25/05                                                      2,683**
          8,049   Citigroup, Inc., 2.08%, due 01/28/05                                                       8,049**
          5,366   Clipper Receivables Corp., 1.794%, due 11/12/04                                            5,366**
          1,341   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                                     1,341**
          2,683   Delaware Funding Corp., 1.853%, due 11/19/04                                               2,683**
         12,073   Den Danske Bank, 1.81%, due 11/15/04                                                      12,073**
          4,025   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                                    4,025**
          6,691   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                                    6,691**
         98,676   Foreign Currency Call Accounts                                                            98,078
          6,708   Fortis Bank, 1.77%, due 11/02/04                                                           6,708**
          1,342   Fortis Bank, 1.77%, due 11/09/04                                                           1,342**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                               VALUE
------------------------------------------------------------------------------------------------------------------
$         6,689   General Electric Capital Corp., 1.843%, due 11/22/04                             $         6,689**
          1,328   Jupiter Securitization Corp., 1.803%, due 11/15/04                                         1,328**
          6,708   Jupiter Securitization Corp., 1.823%, due 11/17/04                                         6,708**
          5,252   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                             5,252**
          1,342   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                                     1,342**
          5,366   Park Avenue Receivables Corp., 1.783%, due 11/01/04                                        5,366**
          6,686   PREFCO, 1.813%, due 11/15/04                                                               6,686**
          4,025   Royal Bank of Canada, 1.78%, due 11/10/04                                                  4,025**
          2,683   Royal Bank of Canada, 1.813%, due 11/12/04                                                 2,683**
         15,561   Royal Bank of Scotland, 1.67%, due 11/02/04                                               15,561**
          2,683   Royal Bank of Scotland, 2.01%, due 01/20/05                                                2,683**
          5,355   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                          5,355**
          1,307   Silver Tower US Funding, 1.915%, due 12/10/04                                              1,307**
         14,193   Wells Fargo & Co., 1.87%, due 12/06/04                                                    14,193**
          2,661   Yorktown Capital LLC, 1.863%, due 11/22/04                                                 2,661**
                                                                                                   ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $269,176) (3.0%)                                     268,578
                                                                                                   ---------------

                  TOTAL INVESTMENTS (COST: $8,137,298) (102.7%)                                          9,128,919
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 2.7%)                                          (236,137)
                                                                                                   ---------------
                  NET ASSETS (100.0%)                                                              $     8,892,782
                                                                                                   ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
*   NON-INCOME PRODUCING.
**  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
+   SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
----------------------------------------------------------------------------
Aerospace/Defense                                                   1.7%
Airlines                                                            2.3
Banking                                                             8.8
Communications                                                      6.8
Computer Services                                                   5.6
Electronics                                                        14.7
Environmental Controls                                              2.3
Financial Services                                                  3.5
Food Retailers                                                      1.3
Industrial--Diversified                                             1.9
Insurance                                                           7.1
Media--Broadcasting & Publishing                                   10.4
Oil & Gas                                                           5.8
Pharmaceuticals                                                     9.8
Radio Telephone Communications                                      3.6
Retailers                                                           6.9
Telephone Communications, exc. Radio                                6.0
Telephone Systems                                                   1.2
Short-Term Investments                                              3.0
                                                                  -----
     Total                                                        102.7%
                                                                  =====

*    THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Select International Growth Equities Fund

Schedule of Investments                                         October 31, 2004

NUMBER OF
 SHARES           COMMON STOCK                                                                         VALUE
------------------------------------------------------------------------------------------------------------------
                  BRAZIL (COST: $263,624) (2.3% OF NET ASSETS)
          9,200   Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)                                      $       326,692 +
                                                                                                   ---------------
                  DENMARK (COST: $249,803) (2.0%)
          7,700   TDC A/S                                                                                  284,072
                                                                                                   ---------------
                  FRANCE (16.8%)
         21,600   Alcatel S.A.                                                                             314,878 *
         22,368   Axa S.A.                                                                                 480,006
          8,100   European Aeronautic Defense and Space Company, N.V.                                      230,286
          3,397   Lagardere S.C.A.                                                                         218,218
          2,390   Total S.A.                                                                               495,552
          9,700   Veolia Environnement                                                                     293,048
         13,700   Vivendi Universal S.A.                                                                   373,114 *
                                                                                                   ---------------
                  TOTAL FRANCE (COST: $2,026,081)                                                        2,405,102
                                                                                                   ---------------
                  GERMANY (8.3%)
          6,350   Deutsche Bank AG                                                                         481,339
         20,400   Infineon Technologies AG                                                                 221,611 *
          2,880   SAP AG                                                                                   489,188
                                                                                                   ---------------
                  TOTAL GERMANY (COST: $1,048,874)                                                       1,192,138
                                                                                                   ---------------
                  GREAT BRITAIN (17.4%)
         37,200   AMVESCAP PLC                                                                             201,077
          8,200   AstraZeneca PLC                                                                          335,355
         47,000   British Sky Broadcasting PLC                                                             437,911
        106,000   EasyJet PLC                                                                              305,902 *
         16,598   GlaxoSmithKline PLC                                                                      348,832
         33,233   Pearson PLC                                                                              364,139
        195,581   Vodafone Group PLC                                                                       499,916
                                                                                                   ---------------
                  TOTAL GREAT BRITAIN (COST: $2,539,896)                                                 2,493,132
                                                                                                   ---------------
                  IRELAND (COST: $301,025) (2.5%)
         26,210   Bank of Ireland                                                                          359,410
                                                                                                   ---------------
                  JAPAN (22.8%)
          5,100   Arisawa Manufacturing Company, Limited                                                   220,925
            124   Dentsu, Incorporated                                                                     331,632
         10,400   Fanuc, Limited                                                                           626,801
         10,800   Ito-Yokado Company, Limited                                                              386,477
             38   Mitsubishi Tokyo Financial Group, Incorporated                                           322,064
            260   NTT Docomo, Incorporated                                                                 457,859
         16,900   Shin-Etsu Chemical Company, Limited                                                      641,369
          4,300   Takefuji Corporation                                                                     271,306 +
                                                                                                   ---------------
                  TOTAL JAPAN (COST: $2,936,508)                                                         3,258,433
                                                                                                   ---------------
                  NETHERLANDS (8.7%)
         25,800   ASM Lithography Holding, N.V.                                                            366,587 *
         19,900   Koninklijke (Royal) Philips Electronics, N.V.                                            469,571
         21,900   ST Microelectronics, N.V.                                                                402,547
                                                                                                   ---------------
                  TOTAL NETHERLANDS (COST: $1,246,217)                                                   1,238,705
                                                                                                   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NUMBER OF
 SHARES           COMMON STOCK                                                                         VALUE
------------------------------------------------------------------------------------------------------------------
                  RUSSIA (COST: $218,736) (1.8%)
          1,800   Mobile Telesystems (ADR)                                                         $       261,217
                                                                                                   ---------------
                  SOUTH KOREA (3.2%)
          7,600   Kookmin Bank (ADR)                                                                       255,588*+
            520   Samsung Electronics Company, Limited                                                     204,145
                                                                                                   ---------------
                  TOTAL SOUTH KOREA (COST: $401,466)                                                       459,733
                                                                                                   ---------------
                  SPAIN (COST: $147,038) (1.6%)
         13,503   Telefonica S.A.                                                                          222,264
                                                                                                   ---------------
                  SWITZERLAND (10.9%)
          3,100   Roche Holding AG                                                                         315,818
            675   Serono S.A.                                                                              418,276
          4,580   UBS AG                                                                                   328,981
          3,480   Zurich Financial Services AG                                                             493,853 *
                                                                                                   ---------------
                  TOTAL SWITZERLAND (COST: $1,288,683)                                                   1,556,928
                                                                                                   ---------------
                  TAIWAN (COST: $228,620) (1.6%)
         63,933   United Microelectronics Corporation (ADR)                                                223,765 *
                                                                                                   ---------------

                  TOTAL COMMON STOCK (COST: $12,896,571) (99.9%)                                        14,281,591
                                                                                                   ---------------

  PRINCIPAL
   AMOUNT         SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------
$        13,040   Bank of America, 1.88%, due 12/23/04                                                      13,040**
         13,716   Bank of Montreal, 1.88%, due 11/24/04                                                     13,716**
         13,040   Bank of Nova Scotia, 1.76%, due 11/12/04                                                  13,040**
         13,040   Bear Stearns Companies, Inc., 2.01%, due 12/15/04                                         13,040**
         45,640   BGI Institutional Money Market Fund, 1.801%, due 11/01/04                                 45,640**
         26,080   BNP Paribas, 1.975%, due 12/27/04                                                         26,080**
         32,600   Calyon, 1.8%, due 11/01/04                                                                32,600**
         26,080   Citigroup, Inc., 1.865%, due 12/20/04                                                     26,080**
         13,040   Citigroup, Inc., 2.055%, due 01/25/05                                                     13,040**
         39,120   Citigroup, Inc., 2.08%, due 01/28/05                                                      39,120**
         26,080   Clipper Receivables Corp., 1.794%, due 11/12/04                                           26,080**
          6,520   Credit Suisse First Boston Corp., 1.826%, due 09/09/05                                     6,520**
         13,040   Delaware Funding Corp., 1.853%, due 11/19/04                                              13,040**
         58,680   Den Danske Bank, 1.81%, due 11/15/04                                                      58,680**
         19,560   Dreyfus Cash Management Plus Fund, 1.575%, due 11/01/04                                   19,560**
         32,520   Falcon Asset Securitization Corp., 1.755%, due 11/10/04                                   32,520**
        107,375   Foreign Currency Call Accounts                                                           108,363
         32,600   Fortis Bank, 1.77%, due 11/02/04                                                          32,600**
          6,520   Fortis Bank, 1.77%, due 11/09/04                                                           6,520**
         32,512   General Electric Capital Corp., 1.843%, due 11/22/04                                      32,512**
          6,454   Jupiter Securitization Corp., 1.803%, due 11/15/04                                         6,454**
         32,600   Jupiter Securitization Corp., 1.823%, due 11/17/04                                        32,600**
         25,527   Merrill Lynch Premier Institutional Fund, 1.707%, due 11/01/04                            25,527**
          6,520   Merrimac Cash Fund-Premium Class, 1.456%, due 11/01/04                                     6,520**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                               VALUE
------------------------------------------------------------------------------------------------------------------
$        26,080   Park Avenue Receivables Corp., 1.783%, due 11/01/04                              $        26,080**
         32,495   PREFCO, 1.813%, due 11/15/04                                                              32,495**
         19,560   Royal Bank of Canada, 1.78%, due 11/10/04                                                 19,560**
         13,040   Royal Bank of Canada, 1.813%, due 11/12/04                                                13,040**
         75,632   Royal Bank of Scotland, 1.67%, due 11/02/04                                               75,632**
         13,040   Royal Bank of Scotland, 2.01%, due 01/20/05                                               13,040**
         26,029   Sheffiled Receivables Corp., 1.823%, due 11/15/04                                         26,029**
          6,351   Silver Tower US Funding, 1.915%, due 12/10/04                                              6,351**
         33,746   TCW Galileo Money Market Fund, 0.91%, due 11/01/04                                        33,746 #
         68,982   Wells Fargo & Co., 1.87%, due 12/06/04                                                    68,982**
         12,932   Yorktown Capital LLC, 1.863%, due 11/22/04                                                12,932**
                                                                                                   ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $970,779) (6.8%)                                     970,779
                                                                                                   ---------------
                  TOTAL INVESTMENTS (COST: $13,867,350) (106.7%)                                        15,252,370
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 6.7%)                                          (959,406)
                                                                                                   ---------------
                  NET ASSETS (100.0%)                                                              $    14,292,964
                                                                                                   ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
 ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
   * NON-INCOME PRODUCING.
  ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
   # AFFILIATED INVESTMENT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Investments by Industry*

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
----------------------------------------------------------------------------
Advertising                                                         2.3%
Aerospace/Defense                                                   1.6
Airlines                                                            2.1
Banking                                                            14.1
Chemicals                                                           6.0
Communications                                                      4.0
Computer Services                                                   3.4
Electronics                                                        17.6
Environmental Controls                                              2.1
Financial Services                                                  1.4
Insurance                                                           6.8
Media--Broadcasting & Publishing                                    9.8
Oil & Gas                                                           5.8
Pharmaceuticals                                                     9.9
Radio Telephone Communications                                      6.7
Retailers                                                           2.7
Telephone Communications, exc. Radio                                3.6
Short-Term Investments                                              6.8
                                                                  -----
     Total                                                        106.7%
                                                                  =====

*    THESE CLASSIFICATIONS ARE UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities                            October 31, 2004

                                                                                                                    TCW GALILEO
                                                                    TCW GALILEO    TCW GALILEO      TCW GALILEO       SELECT
                                                     TCW GALILEO      EMERGING       EMERGING        EUROPEAN      INTERNATIONAL
                                                     ASIA PACIFIC      MARKETS        MARKETS          GROWTH          GROWTH
                                                      EQUITIES        EQUITIES        INCOME          EQUITIES        EQUITIES
                                                        FUND            FUND           FUND             FUND            FUND
                                                     ------------   ------------   ------------     ------------   -------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
                                                                             (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                         $     11,748   $      8,791   $     51,603     $      9,129   $      15,252
   Receivables for Securities Sold                             --             59             --              279              --
   Receivables for Fund Shares Sold                            --              1             34               --               2
   Interest and Dividends Receivable                            1             18            444                4              21
   Foreign Tax Reclaim Receivable                              --             --             --                5               6
                                                     ------------   ------------   ------------     ------------   -------------
     Total Assets                                          11,749          8,869         52,081            9,417          15,281
                                                     ------------   ------------   ------------     ------------   -------------
LIABILITIES
   Disbursements in Excess of Available Cash                   --             --             --               64              76
   Distribution Payable                                        --             --            259               --              --
   Payables for Securities Purchased                           --             27             --              220              --
   Payables for Fund Shares Redeemed                           --             39          2,020               --              --
   Payables Upon Return of Securities Loaned                   --            567             --              171             829
   Accrued Management Fees                                      1              5             32               --              --
   Accrued Capital Gain Withholding Taxes                       4              8             --               --              --
   Other Accrued Expenses                                      66             68             67               69              83
                                                     ------------   ------------   ------------     ------------   -------------
     Total Liabilities                                         71            714          2,378              524             988
                                                     ------------   ------------   ------------     ------------   -------------
NET ASSETS                                           $     11,678   $      8,155   $     49,703     $      8,893   $      14,293
                                                     ============   ============   ============     ============   =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                   $      9,179   $     24,742   $     44,201     $     18,954   $      26,909
   Undistributed Net Realized Gain (Loss) on
     Investments and Foreign Currency                         606        (17,799)         2,636          (11,054)        (14,002)
   Unrealized Appreciation on Investments,
     Foreign Currency and Currency Contracts (2)            1,844          1,048          2,866              992           1,386
   Undistributed Net Investment Income                         49            164             --                1              --
                                                     ------------   ------------   ------------     ------------   -------------
NET ASSETS                                           $     11,678   $      8,155   $     49,703     $      8,893   $      14,293
                                                     ============   ============   ============     ============   =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                    $     11,678   $      8,155   $     49,703     $      8,893   $      14,293
                                                     ============   ============   ============     ============   =============
   N Class Shares                                    $         --   $         --   $         --(3)  $         --   $          --(3)
                                                     ============   ============   ============     ============   =============
   K Class Shares                                    $         --   $         --   $         --     $         --   $          --(3)
                                                     ============   ============   ============     ============   =============
CAPITAL SHARES OUTSTANDING:
   I Class                                              1,284,175        806,136      6,224,525          966,576       1,514,319
                                                     ============   ============   ============     ============   =============
   N Class                                                     --             --             13               --              15
                                                     ============   ============   ============     ============   =============
   K Class                                                     --             --             --               --              14
                                                     ============   ============   ============     ============   =============
NET ASSET VALUE PER SHARE:
   I Class                                           $       9.09   $      10.12   $       7.98     $       9.20   $        9.44
                                                     ============   ============   ============     ============   =============
   N Class                                           $         --   $         --   $       8.30     $         --   $        9.44
                                                     ============   ============   ============     ============   =============
   K Class                                           $         --   $         --   $         --     $         --   $        9.44
                                                     ============   ============   ============     ============   =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND AT OCTOBER 31, 2004 WAS $9,900, $7,735, $48,736, $8,137 AND $13,867, RESPECTIVELY.
(2) NET OF CAPITAL GAIN WITHHOLDING TAXES OF $4 AND $8 FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND AND THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, RESPECTIVELY.
(3) AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations                             Year Ended October 31, 2004

                                                                                                                       TCW GALILEO
                                                                        TCW GALILEO    TCW GALILEO     TCW GALILEO       SELECT
                                                          TCW GALILEO     EMERGING      EMERGING         EUROPEAN     INTERNATIONAL
                                                         ASIA PACIFIC     MARKETS        MARKETS          GROWTH          GROWTH
                                                           EQUITIES       EQUITIES        INCOME         EQUITIES        EQUITIES
                                                             FUND           FUND           FUND            FUND            FUND
                                                         ------------   ------------   ------------    ------------   -------------
                                                                                 DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends (1)                                         $        316   $        510   $         --    $        165   $         173
   Interest                                                         1              7          4,631              --               1
   Net Security Lending Income (2)                                 --             11             --               3               3
                                                         ------------   ------------   ------------    ------------   -------------
     Total                                                        317            528          4,631             168             177
                                                         ------------   ------------   ------------    ------------   -------------
EXPENSES:
   Management Fees                                                120            163            389              66              97
   Accounting Service Fees                                          3              4             11               2               9
   Administration Fees                                             25             24             19              35              53
   Transfer Agent Fees:
     I Class                                                       27             28             37              28              28
   Custodian Fees                                                  58             65             33              52              73
   Professional Fees                                               26             26             53              23              30
   Directors' Fees & Expenses                                       9              9              9               9               9
   Registration Fees:
     I Class                                                       14             11             25              10               9
     N Class                                                       --             --             --              --               7
     K Class                                                       --             --             --              --              17
   Other                                                           12             16             44               9              16
                                                         ------------   ------------   ------------    ------------   -------------
     Total                                                        294            346            620             234             348
     Less Expenses Borne by Investment Advisor:
        I Class                                                    43              2             --              76             101
        N Class                                                    --             --             --(3)           --               7
        K Class                                                    --             --             --              --              17
                                                         ------------   ------------   ------------    ------------   -------------
        Net Expenses                                              251            344            620             158             223
                                                         ------------   ------------   ------------    ------------   -------------
   Net Investment Income (Loss)                                    66            184          4,011              10             (46)
                                                         ------------   ------------   ------------    ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS
   Net Realized Gain (Loss) on:
     Investments                                                1,256          3,866          2,436           1,338           4,647
     Foreign Currency                                             (21)           (23)          (813)            (31)           (117)
   Change in Unrealized Appreciation (Depreciation) on:
     Investments (4)                                             (964)        (2,898)           (68)           (358)         (3,133)
     Foreign Currency and Currency Contracts                       --              1            283              (1)              1
                                                         ------------   ------------   ------------    ------------   -------------
   Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions                271            946          1,838             948           1,398
                                                         ------------   ------------   ------------    ------------   -------------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $        337   $      1,130   $      5,849    $        958   $       1,352
                                                         ============   ============   ============    ============   =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND WAS $45, $76, $23 AND $21, RESPECTIVELY.
(2) NET OF BROKER FEES.
(3) AMOUNT ROUNDS TO LESS THAN $1.
(4) NET OF CHANGE IN CAPITAL GAIN WITHHOLDING TAXES OF $4 AND $8 FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND AND THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                                         TCW GALILEO            TCW GALILEO
                                                                         ASIA PACIFIC         EMERGING MARKETS
                                                                        EQUITIES FUND           EQUITIES FUND
                                                                   ----------------------  ----------------------
                                                                          YEAR ENDED             YEAR ENDED
                                                                          OCTOBER 31,            OCTOBER 31,
                                                                   ----------------------  ----------------------
                                                                       2004       2003        2004         2003
                                                                   ----------  ----------  ----------  ----------
                                                                              DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                                           $       66  $       30  $      184  $      174
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions                                      1,235         288       3,843      (2,535)
   Change in Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Transactions                       (964)      2,944      (2,897)      8,568
                                                                   ----------  ----------  ----------  ----------
   Increase in Net Assets Resulting from Operations                       337       3,262       1,130       6,207
                                                                   ----------  ----------  ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
     I Class                                                              (45)         --        (153)       (311)
                                                                   ----------  ----------  ----------  ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                               (748)         93     (12,193)    (11,033)
   Redemption Fees (Note 2)                                                 2          --           4          --
                                                                   ----------  ----------  ----------  ----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                  (746)         93     (12,189)    (11,033)
                                                                   ----------  ----------  ----------  ----------
   Increase (Decrease) in Net Assets                                     (454)      3,355     (11,212)     (5,137)
NET ASSETS
   Beginning of Year                                                   12,132       8,777      19,367      24,504
                                                                   ----------  ----------  ----------  ----------
   End of Year                                                     $   11,678  $   12,132  $    8,155  $   19,367
                                                                   ==========  ==========  ==========  ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      TCW GALILEO               TCW GALILEO              TCW GALILEO
                                                   EMERGING MARKETS           EUROPEAN GROWTH        SELECT INTERNATIONAL
                                                      INCOME FUND              EQUITIES FUND         GROWTH EQUITIES FUND
                                                -----------------------   -----------------------   -----------------------
                                                       YEAR ENDED                YEAR ENDED                YEAR ENDED
                                                       OCTOBER 31,               OCTOBER 31,               OCTOBER 31,
                                                -----------------------   -----------------------   -----------------------
                                                   2004        2003          2004         2003         2004         2003
                                                ----------   ----------   ----------   ----------   ----------   ----------
                                                                        DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                 $    4,011   $    6,569   $       10   $       23   $      (46)  $        6
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions               1,623       13,061        1,307         (308)       4,530       (6,518)
   Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Foreign Currency Transactions                     215        1,463         (359)       1,814       (3,132)       9,326
                                                ----------   ----------   ----------   ----------   ----------   ----------
   Increase in Net Assets Resulting
     from Operations                                 5,849       21,093          958        1,529        1,352        2,814
                                                ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                        (3,230)      (5,503)          --           --           --           --
   Distributions from Net Realized Gain:
     I Class                                       (10,302)      (1,414)          --           --           --           --
   Return of Capital:
     I Class                                            --           --          (15)          --           --           --
                                                ----------   ----------   ----------   ----------   ----------   ----------
   Total Distributions to Shareholders             (13,532)      (6,917)         (15)          --           --           --
                                                ----------   ----------   ----------   ----------   ----------   ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                          10,572      (49,140)          (1)      (1,139)     (12,265)     (14,269)
   N Class                                              --(1)        --           --         (386)          --           --(1)
   K Class                                              --           --           --           --           --           --(1)
   Redemption Fees (Note 2)                             20           --           --           --           --(1)        --
                                                ----------   ----------   ----------   ----------   ----------   ----------
   Increase (Decrease) in Net Assets Resulting
     from Net Capital Share Transactions            10,592      (49,140)          (1)      (1,525)     (12,265)     (14,269)
                                                ----------   ----------   ----------   ----------   ----------   ----------
   Increase (Decrease) in Net Assets                 2,909      (34,964)         942            4      (10,913)     (11,455)
NET ASSETS
   Beginning of Year                                46,794       81,758        7,951        7,947       25,206       36,661
                                                ----------   ----------   ----------   ----------   ----------   ----------
   End of Year                                  $   49,703   $   46,794   $    8,893   $    7,951   $   14,293   $   25,206
                                                ==========   ==========   ==========   ==========   ==========   ==========

(1) AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Notes to Financial Statements                                   October 31, 2004

     NOTE 1 -- ORGANIZATION

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Societe Generale Asset Management International Ltd. ("SGUK") (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Growth Equities Fund and the TCW Galileo Select International Growth Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor, SGUK and SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

     TCW GALILEO FUND                                  INVESTMENT OBJECTIVE
     ----------------                                  -------------------------------------------------------
     NON-DIVERSIFIED EQUITY FUNDS

     TCW Galileo Asia Pacific Equities Fund            Seeks long-term capital appreciation by investing in
                                                       equity securities of companies in the Asia Pacific
                                                       Region, except Australia, Japan, and New Zealand, or
                                                       securities convertible into such equity securities.

     TCW Galileo Emerging Markets Equities Fund        Seeks long-term capital appreciation by investing in
                                                       equity securities of companies in emerging market
                                                       countries around the world.

     TCW Galileo European Growth Equities Fund         Seeks long-term capital appreciation by investing in
                                                       equity securities issued by European companies.

     TCW Galileo Select International Growth           Seeks long-term capital appreciation by investing in
     Equities Fund                                     equity securities of non-U.S. companies in both
                                                       developed and emerging market countries around the
                                                       world.

     NON-DIVERSIFIED FIXED INCOME FUND

     TCW Galileo Emerging Markets Income Fund          Seeks high total return from current income and capital
                                                       appreciation by investing in debt securities issued by
                                                       emerging market country governments, their agencies,
                                                       instrumentalities or private corporate issuers.

     The TCW Galileo Select International Growth Equities Fund offers three classes of shares: I Class, N Class, and K Class. The TCW Galileo Emerging Markets Income Fund offers two classes of shares: I Class and N Class. All other international funds offer only the I class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

     The TCW Galileo Emerging Markets Income Fund began offering N Class shares on March 1, 2004.

     NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

     PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

     SECURITY VALUATIONS: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

     Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

     Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

     REDEMPTION FEES: The International Funds impose a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Funds as additional paid-in-capital. For the year ended October 31, 2004, the redemption fees were as follows (amounts in thousands):

                                                                 REDEMPTION FEES
                                                                 ---------------
     TCW Galileo Asia Pacific Equities Fund                           $    2
     TCW Galileo Emerging Markets Equities Fund                            4
     TCW Galileo Emerging Markets Income Fund - I Class                   20

     The TCW Galileo Select International Growth Equities Fund also received redemption fees for the year ended October 31, 2004, but the amount is less than $1 (in thousands).

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

     FOREIGN CURRENCY TRANSLATION: The books and records of each fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain or loss. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS: Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at October 31, 2004.

     REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There are no repurchase agreements outstanding at October 31, 2004.

     SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments.

     OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no call options for the year ended October 31, 2004.

     ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends per class (see Note 6).

     USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

     DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     NOTE 3 -- SECURITY LENDING

     The Funds listed below have outstanding securities on loan at October 31, 2004. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                              MARKET VALUE OF
                                                             LOANED SECURITIES   COLLATERAL VALUE
                                                             -----------------   ----------------
     TCW Galileo Emerging Markets Equities Fund                   $  540              $  567
     TCW Galileo European Growth Equities Fund                       162                 171
     TCW Galileo Select International Growth Equities Fund           801                 829

     NOTE 4 -- FEDERAL INCOME TAXES

     It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

     For the years ended October 31, 2004 and 2003, the funds below realized on a tax basis the following net realized losses on security transactions (amounts in thousands):

                                                                     NET REALIZED LOSS
                                                                   -----------------------
                                                                      2004         2003
                                                                   ----------   ----------
     TCW Galileo Emerging Markets Equities Fund                    $       --   $   (2,478)
     TCW Galileo European Growth Equities Fund                             --         (213)
     TCW Galileo Select International Growth Equities Fund                 --       (5,651)

     At October 31, 2004 and 2003, the components of distributable earnings (excluding unrealized appreciation/depreciation disclosed below) on a tax basis were as follows (amounts in thousands):

                                                   TCW GALILEO         TCW GALILEO            TCW GALILEO            TCW GALILEO
                                                      ASIA              EMERGING               EMERGING               EUROPEAN
                                                     PACIFIC             MARKETS                MARKETS                GROWTH
                                                  EQUITIES FUND       EQUITIES FUND           INCOME FUND           EQUITIES FUND
                                                -----------------   -----------------   -----------------------   -----------------
                                                 2004      2003      2004      2003        2004         2003       2004      2003
                                                -------   -------   -------   -------   ----------   ----------   -------   -------
     Undistributed Ordinary Income              $    49   $    27   $   172   $   152   $      529   $    8,695   $    --   $    15
     Undistributed Long-Term Gain                   609        --        --        --        1,503        1,789        --        --
                                                -------   -------   -------   -------   ----------   ----------   -------   -------
     Total Distributable Earnings               $   658   $    27   $   172   $   152   $    2,032   $   10,484   $    --   $    15
                                                =======   =======   =======   =======   ==========   ==========   =======   =======

     Permanent differences incurred during the year ended October 31, 2004, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income
     (loss), undistributed net realized gain (loss) and paid-in capital as follows with no impact to the net asset value per share (amounts in thousands):

                                                                  UNDISTRIBUTED     UNDISTRIBUTED
                                                                 NET INVESTMENT     NET REALIZED        PAID-IN
                                                                  INCOME (LOSS)      GAIN (LOSS)        CAPITAL
                                                                 --------------    --------------    --------------
     TCW Galileo Asia Pacific Equities Fund                      $          385    $           46    $         (431)
     TCW Galileo Emerging Markets Equities Fund                              (5)              550              (545)
     TCW Galileo Emerging Markets Income Fund                            (2,280)            1,948               332
     TCW Galileo European Growth Equities Fund                               54              (110)               56
     TCW Galileo Select International Growth Equities Fund               (3,240)              284             2,956

     During the years ended October 31, 2004 and 2003, the tax character of distributions paid was as follows (amounts in thousands):

                                                                       TCW GALILEO              TCW GALILEO
                                                                          ASIA                   EMERGING
                                                                         PACIFIC                  MARKETS
                                                                      EQUITIES FUND            EQUITIES FUND
                                                                 -----------------------   -----------------------
                                                                    2004         2003         2004        2003
                                                                 ----------   ----------   ----------   ----------
     Distributions paid from:
       Ordinary Income                                           $       45   $       --   $      153   $      311
                                                                 ----------   ----------   ----------   ----------
     Total Distributions                                         $       45   $       --   $      153   $      311
                                                                 ==========   ==========   ==========   ==========

                                                                       TCW GALILEO              TCW GALILEO
                                                                        EMERGING                 EUROPEAN
                                                                         MARKETS                   GROWTH
                                                                       INCOME FUND             EQUITIES FUND
                                                                 -----------------------   -----------------------
                                                                    2004         2003         2004         2003
                                                                 ----------   ----------   ----------   ----------
     Distributions paid from:
       Ordinary Income                                           $   11,683   $    5,555   $       --   $       --
       Long-Term Capital Gain                                         1,849        1,362           --           --
       Return of Capital                                                 --           --           15           --
                                                                 ----------   ----------   ----------   ----------
     Total Distributions                                         $   13,532   $    6,917   $       15   $       --
                                                                 ==========   ==========   ==========   ==========

     At October 31, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                                  TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                                      ASIA           EMERGING        EMERGING
                                                                    PACIFIC          MARKETS          MARKETS
                                                                 EQUITIES FUND    EQUITIES FUND     INCOME FUND
                                                                 -------------    -------------    -------------
     Unrealized Appreciation                                     $       2,075    $       1,072    $       3,837
     Unrealized (Depreciation)                                            (234)             (93)          (1,191)
                                                                 -------------    -------------    -------------
     Net Unrealized Appreciation                                 $       1,841    $         979    $       2,646
                                                                 =============    =============    =============
     Cost of Investments for Federal
        Income Tax Purposes                                      $       9,907    $       7,812    $      48,957
                                                                 =============    =============    =============

                                                                                    TCW GALILEO
                                                                   TCW GALILEO        SELECT
                                                                    EUROPEAN       INTERNATIONAL
                                                                     GROWTH           GROWTH
                                                                  EQUITIES FUND    EQUITIES FUND
                                                                 --------------    --------------
     Unrealized Appreciation                                     $        1,039    $        1,408
     Unrealized (Depreciation)                                             (304)             (342)
                                                                 --------------    --------------
     Net Unrealized Appreciation                                 $          735    $        1,066
                                                                 ==============    ==============
     Cost of Investments for Federal
        Income Tax Purposes                                      $        8,394    $       14,186
                                                                 ==============    ==============

     At October 31, 2004, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                               EXPIRING IN
                                                     ---------------------------------------------------------------
                                                        2005      2006       2007       2009       2010       2011
                                                     --------   --------   --------   --------   --------   --------
     TCW Galileo Emerging Markets Equities Fund      $  4,257   $  3,399   $  2,300   $  3,732   $  1,564   $  2,478
     TCW Galileo European Growth Equities Fund             --         --         --      7,517      3,067        213
     TCW Galileo Select International Growth
        Equities Fund                                      --         --         --         --      8,032      5,651

     NOTE 5 -- FUND EXPENSES

     The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

          TCW Galileo Asia Pacific Equities Fund                          1.00%
          TCW Galileo Emerging Markets Equities Fund                      1.00%
          TCW Galileo Emerging Markets Income Fund                        0.75%
          TCW Galileo European Growth Equities Fund                       0.75%
          TCW Galileo Select International Growth Equities Fund           0.75%

     The operating expenses for I and N Classes are limited to the average of the total expense ratios for comparable funds as reported by Lipper, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. At October 31, 2004 the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

          TCW Galileo Asia Pacific Equities Fund                          2.03%
          TCW Galileo Emerging Markets Equities Fund                      2.11%
          TCW Galileo Emerging Markets Income Fund                        1.50%
          TCW Galileo European Growth Equities Fund                       1.77%
          TCW Galileo Select International Growth Equities Fund           1.70%

     Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

     NOTE 6 -- DISTRIBUTION PLAN

     TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

     The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisors and other financial intermediaries for providing these services to their customers.

     NOTE 7 -- PURCHASES AND SALES OF SECURITIES

     Investment transactions (excluding short-term investments) for the year ended October 31, 2004, were as follows (amounts in thousands):

                                                        TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                           ASIA           EMERGING         EMERGING
                                                          PACIFIC          MARKETS          MARKETS
                                                       EQUITIES FUND    EQUITIES FUND     INCOME FUND
                                                       --------------   --------------   --------------
     Purchases at Cost                                 $       14,010   $       21,441   $       32,617
                                                       ==============   ==============   ==============
     Sales Proceeds                                    $       14,914   $       32,824   $       41,847
                                                       ==============   ==============   ==============

                                                                         TCW GALILEO
                                                        TCW GALILEO         SELECT
                                                          EUROPEAN      INTERNATIONAL
                                                           GROWTH           GROWTH
                                                       EQUITIES FUND    EQUITIES FUND
                                                       --------------   --------------
     Purchases at Cost                                 $        7,365   $       14,086
                                                       ==============   ==============
     Sales Proceeds                                    $        7,369   $       26,372
                                                       ==============   ==============

     There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2004.

     NOTE 8 -- CAPITAL SHARE TRANSACTIONS

     The Articles of Incorporation permit the Directors to issue one hundred fifty billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

                                                           YEAR ENDED                         YEAR ENDED
                                                        OCTOBER 31, 2004                   OCTOBER 31, 2003
     TCW GALILEO ASIA PACIFIC                   --------------------------------    --------------------------------
        EQUITIES FUND                                                 AMOUNT                              AMOUNT
     I CLASS                                        SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                        49,577    $          460         1,279,920    $        8,860
     Shares Issued upon Reinvestment
        of Dividends                                     4,620                41                --                --
     Shares Redeemed                                  (129,651)           (1,249)       (1,248,484)           (8,767)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                           (75,454)   $         (748)           31,436    $           93
                                                ==============    ==============    ==============    ==============

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2004                    OCTOBER 31, 2003
     TCW GALILEO EMERGING MARKETS               --------------------------------    --------------------------------
        EQUITIES FUND                                                 AMOUNT                              AMOUNT
     I CLASS                                        SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       280,183    $        2,776         3,908,920    $       25,664
     Shares Issued upon Reinvestment
        of Dividends                                    16,702               152            34,025               223
     Shares Redeemed                                (1,653,634)          (15,121)       (5,599,348)          (36,920)
                                                --------------    --------------    --------------    --------------
     Net (Decrease)                                 (1,356,749)   $      (12,193)       (1,656,403)   $      (11,033)
                                                ==============    ==============    ==============    ==============

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2004                    OCTOBER 31, 2003
     TCW GALILEO EMERGING MARKETS               --------------------------------    --------------------------------
        INCOME FUND                                                    AMOUNT                              AMOUNT
     I CLASS                                         SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                     4,089,355    $       32,332         5,370,251    $       49,723
     Shares Issued upon Reinvestment
        of Dividends                                 1,643,587            12,833           817,685             7,095
     Shares Redeemed                                (4,381,968)          (34,593)      (11,621,477)         (105,958)
                                                --------------    --------------    --------------    --------------
     Net Increase (Decrease)                         1,350,974    $       10,572        (5,433,541)   $      (49,140)
                                                ==============    ==============    ==============    ==============

                                                          MARCH 1, 2004
                                                        (COMMENCEMENT OF
                                                           OFFERING OF
                                                     N CLASS SHARES) THROUGH
                                                        OCTOBER 31, 2004
                                                --------------------------------
     TCW GALILEO EMERGING MARKETS INCOME FUND                         AMOUNT
     N CLASS                                        SHARES        (IN THOUSANDS)
                                                --------------    --------------
     Shares Sold                                            13    $           --(1)
                                                --------------    --------------
     Net Increase                                           13    $           --(1)
                                                ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2004                    OCTOBER 31, 2003
     TCW GALILEO EUROPEAN GROWTH                --------------------------------    --------------------------------
        EQUITIES FUND                                                  AMOUNT                              AMOUNT
     I CLASS                                         SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                        21,308    $          189           912,526    $        5,871
     Shares Issued in Exchange of
        N Class Shares                                      --                --            15,227               100
     Shares Issued upon Reinvestment
        of Dividends                                     1,631                15                --                --
     Shares Redeemed                                   (24,040)             (205)       (1,099,996)           (7,110)
                                                --------------    --------------    --------------    --------------
     Net (Decrease)                                     (1,101)   $           (1)         (172,243)   $       (1,139)
                                                ==============    ==============    ==============    ==============

                                                           YEAR ENDED                          YEAR ENDED
                                                        OCTOBER 31, 2004                    OCTOBER 31, 2003
     TCW GALILEO SELECT INTERNATIONAL GROWTH    --------------------------------    --------------------------------
        EQUITIES FUND                                                  AMOUNT                              AMOUNT
     I CLASS                                         SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                       573,934    $        5,348         1,013,996    $        7,072
     Shares Redeemed                                (1,974,022)          (17,613)       (3,399,104)          (21,341)
                                                --------------    --------------    --------------    --------------
     Net (Decrease)                                 (1,400,088)   $      (12,265)       (2,385,108)   $      (14,269)
                                                ==============    ==============    ==============    ==============

                                                                                           FEBRUARY 1, 2003
                                                                                           (COMMENCEMENT OF
                                                                                              OFFERING OF
                                                           YEAR ENDED                   N CLASS SHARES)  THROUGH
                                                        OCTOBER 31, 2004                    OCTOBER 31, 2003
     TCW GALILEO SELECT INTERNATIONAL GROWTH    --------------------------------    --------------------------------
        EQUITIES FUND                                                  AMOUNT                              AMOUNT
     N CLASS                                         SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                15    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                15    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                                                           NOVEMBER 1, 2002
                                                                                           (COMMENCEMENT OF
                                                                                              OFFERING OF
                                                           YEAR ENDED                   K CLASS SHARES) THROUGH
                                                        OCTOBER 31, 2004                   OCTOBER 31, 2003
     TCW GALILEO SELECT INTERNATIONAL GROWTH    --------------------------------    --------------------------------
        EQUITIES FUND                                                  AMOUNT                              AMOUNT
     K CLASS                                         SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                --------------    --------------    --------------    --------------
     Shares Sold                                            --    $           --                14    $           --(1)
                                                --------------    --------------    --------------    --------------
     Net Increase                                           --    $           --                14    $           --(1)
                                                ==============    ==============    ==============    ==============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

     NOTE 9 -- RESTRICTED SECURITIES

     The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2004.

     NOTE 10 -- SUBSEQUENT EVENT

     On December 14, 2004, the Company announced, after the approval by the Company's Board of Directors, that the TCW Galileo European Growth Equities Fund will be liquidated as of December 31, 2004.

TCW Galileo Asia Pacific Equities Fund

Financial Highlights -- I Class

                                                                                    YEAR ENDED OCTOBER 31,
                                                               ----------------------------------------------------------------
                                                                  2004          2003        2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                   $    8.92     $    6.61    $    6.20     $    8.16     $    8.37
                                                               ---------     ---------    ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(3)                                     0.05          0.02        (0.03)           --(2)      (0.06)
Net Realized and Unrealized Gain (Loss) on Investments              0.15          2.29         0.44         (1.69)        (0.15)
                                                               ---------     ---------    ---------     ---------     ---------
Total from Investment Operations                                    0.20          2.31         0.41         (1.69)        (0.21)
                                                               ---------     ---------    ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                           (0.03)           --           --            --            --
Distributions from Net Realized Gain                                  --            --           --         (0.27)           --
                                                               ---------     ---------    ---------     ---------     ---------
Total Distributions                                                (0.03)           --           --         (0.27)           --
                                                               ---------     ---------    ---------     ---------     ---------
Net Asset Value per Share, End of Year                         $    9.09     $    8.92    $    6.61     $    6.20     $    8.16
                                                               =========     =========    =========     =========     =========
Total Return                                                        2.28%        34.95%        6.61%       (21.33)%       (2.51)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                         $  11,678     $  12,132    $   8,777     $   7,996     $  12,858
Ratio of Expenses to Average Net Assets(1)                          2.10%         2.21%        2.13%         2.17%         1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets         0.55%         0.32%       (0.40)%        0.01%        (0.56)%
Portfolio Turnover Rate                                           119.25%       137.49%       88.24%        45.49%        79.17%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.45%, 2.48%, 2.18%, 2.42%, AND 1.94% FOR THE YEARS ENDED OCTOBER 31, 2004,
     2003, 2002, 2001, AND 2000, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $0.01.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Equities Fund

Financial Highlights -- I Class

                                                                                    YEAR ENDED OCTOBER 31,
                                                               ----------------------------------------------------------------
                                                                  2004          2003        2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                   $    8.95     $    6.42    $    6.24     $    7.61     $    7.87
                                                               ---------     ---------    ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                            0.11          0.06         0.08          0.07          0.01
Net Realized and Unrealized Gain (Loss) on Investments              1.14          2.56         0.18         (1.44)        (0.27)
                                                               ---------     ---------    ---------     ---------     ---------
Total from Investment Operations                                    1.25          2.62         0.26         (1.37)        (0.26)
                                                               ---------     ---------    ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                           (0.08)        (0.09)       (0.08)           --            --
                                                               ---------     ---------    ---------     ---------     ---------
Net Asset Value per Share, End of Year                         $   10.12     $    8.95    $    6.42     $    6.24     $    7.61
                                                               =========     =========    =========     =========     =========
Total Return                                                       14.01%        41.32%        4.14%       (18.00)%       (3.30)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                         $   8,155     $  19,367    $  24,504     $  27,981     $  35,406
Ratio of Expenses to Average Net Assets                             2.11%(1)      1.85%        1.64%         1.65%         1.47%
Ratio of Net Investment Income to Average Net Assets                1.12%         0.90%        1.16%         1.03%         0.08%
Portfolio Turnover Rate                                           137.15%        47.98%       17.34%        43.10%        84.76%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.12% FOR THE YEAR ENDED OCTOBER 31, 2004.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Financial Highlights -- I Class

                                                                                    YEAR ENDED OCTOBER 31,
                                                               ----------------------------------------------------------------
                                                                  2004          2003       2002(1)         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                   $    9.60     $    7.93    $    8.21     $    8.15     $    7.84
                                                               ---------     ---------    ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                            0.61          0.79         0.76          0.78          0.85
Net Realized and Unrealized Gain on Investments                     0.38          1.73         0.25          0.13          0.30
                                                               ---------     ---------    ---------     ---------     ---------
Total from Investment Operations                                    0.99          2.52         1.01          0.91          1.15
                                                               ---------     ---------    ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                           (0.49)        (0.71)       (0.71)        (0.78)        (0.84)
Distributions from Net Realized Gain                               (2.12)        (0.14)       (0.58)        (0.07)           --
                                                               ---------     ---------    ---------     ---------     ---------
Total Distributions                                                (2.61)        (0.85)       (1.29)        (0.85)        (0.84)
                                                               ---------     ---------    ---------     ---------     ---------
Net Asset Value per Share, End of Year                         $    7.98     $    9.60    $    7.93     $    8.21     $    8.15
                                                               =========     =========    =========     =========     =========
Total Return                                                       12.53%        33.06%       12.96%        11.77%        15.12%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                         $  49,703     $  46,794    $  81,758     $  21,374     $ 110,961
Ratio of Expenses to Average Net Assets                             1.20%         1.07%        1.10%         1.08%         0.99%
Ratio of Net Investment Income to Average Net Assets                7.74%         8.76%        9.52%         9.50%        10.22%
Portfolio Turnover Rate                                            79.63%       115.50%       73.13%        58.46%       109.20%

(1) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.107, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY $0.107 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.18% TO 9.52%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Financial Highlights -- N Class

                                                                           MARCH 1, 2004
                                                                         (COMMENCEMENT OF
                                                                            OFFERING OF
                                                                          N CLASS SHARES)
                                                                             THROUGH
                                                                         OCTOBER 31, 2004
-----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                              $    7.72
                                                                            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                                         0.27
Net Realized and Unrealized Gain on Investments                                  0.31
                                                                            ---------
Total from Investment Operations                                                 0.58
                                                                            ---------
Net Asset Value per Share, End of Period                                    $    8.30
                                                                            =========
Total Return                                                                     7.51%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                    $      --(4)
Ratio of Expenses to Average Net Assets(3)                                       1.50%(2)
Ratio of Net Investment Income to Average Net Assets                             5.24%(2)
Portfolio Turnover Rate                                                         79.63%(6)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 22.68% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2004.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6)  REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo European Growth Equities Fund

Financial Highlights -- I Class

                                                                                    YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------------------------
                                                                  2004         2003          2002           2001         2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                   $    8.22     $    6.64     $    8.71     $   13.94     $   13.11
                                                               ---------     ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(3)                                     0.01          0.02         (0.01)           --(2)      (0.01)
Net Realized and Unrealized Gain (Loss) on Investments              0.99          1.56         (1.95)        (4.27)         1.44
                                                               ---------     ---------     ---------     ---------     ---------
Total from Investment Operations                                    1.00          1.58         (1.96)        (4.27)         1.43
                                                               ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                           (0.02)           --         (0.11)           --         (0.05)
Distributions from Net Realized Gain                                  --            --            --         (0.96)        (0.55)
                                                               ---------     ---------     ---------     ---------     ---------
Total Distributions                                                (0.02)           --         (0.11)        (0.96)        (0.60)
                                                               ---------     ---------     ---------     ---------     ---------
Net Asset Value per Share, End of Year                         $    9.20     $    8.22     $    6.64     $    8.71     $   13.94
                                                               =========     =========     =========     =========     =========
Total Return                                                       12.11%        23.80%       (22.86)%      (32.79)%       10.82%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                         $   8,893     $   7,951     $   7,570     $  18,502     $  65,054
Ratio of Expenses to Average Net Assets                             1.81%(1)      1.86%(1)      1.82%(1)      1.32%         1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets         0.11%         0.33%        (0.13)%        0.01%        (0.09)%
Portfolio Turnover Rate                                            84.81%       112.92%        58.98%        97.47%        96.40%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.68%, 2.87% AND 1.84% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003 AND 2002, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $0.01.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights -- I Class

                                                                                    YEAR ENDED OCTOBER 31,
                                                               ----------------------------------------------------------------
                                                                 2004          2003          2002          2001         2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                   $    8.65     $    6.92    $    8.32     $   14.25     $   13.67
                                                               ---------     ---------    ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(3)                                    (0.03)           --(2)      0.01          0.79          1.93
Net Realized and Unrealized Gain (Loss) on Investments              0.82          1.73        (1.41)        (5.07)        (0.80)
                                                               ---------     ---------    ---------     ---------     ---------
Total from Investment Operations                                    0.79          1.73        (1.40)        (4.28)         1.13
                                                               ---------     ---------    ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                              --            --           --         (1.65)           --
Distributions from Net Realized Gain                                  --            --           --            --         (0.55)
                                                               ---------     ---------    ---------     ---------     ---------
Total Distributions                                                   --            --           --         (1.65)        (0.55)
                                                               ---------     ---------    ---------     ---------     ---------
Net Asset Value per Share, End of Year                         $    9.44     $    8.65    $    6.92     $    8.32     $   14.25
                                                               =========     =========    =========     =========     =========
Total Return                                                        9.13%        25.00%      (16.83)%      (33.69)%        8.07%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                         $  14,293     $  25,206    $  36,661     $  43,230     $  46,909
Ratio of Expenses to Average Net Assets                             1.72%(1)      1.58%        1.17%         0.90%(1)      0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets        (0.36)%        0.02%        0.16%         7.45%        12.28%
Portfolio Turnover Rate                                           101.73%        92.92%      123.93%       193.27%        36.08%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.50% AND 1.14% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2001, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $0.01.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights -- N Class

                                                                                FEBRUARY 1, 2003
                                                                                (COMMENCEMENT OF
                                                                                  OFFERING OF
                                                               YEAR ENDED        N CLASS SHARES)
                                                               OCTOBER 31,          THROUGH
                                                                  2004          OCTOBER 31, 2003
------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                $       8.65        $       6.56
                                                              ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                              0.67                0.02
Net Realized and Unrealized Gain on Investments                       0.12                2.07
                                                              ------------        ------------
Total from Investment Operations                                      0.79                2.09
                                                              ------------        ------------
Net Asset Value per Share, End of Period                      $       9.44        $       8.65
                                                              ============        ============
Total Return                                                          9.13%              31.86%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                   $         --        $         --
Ratio of Expenses to Average Net Assets(3)                            1.72%               1.74%(2)
Ratio of Net Investment Income to Average Net Assets                  7.10%               0.43%(2)
Portfolio Turnover Rate                                             101.73%              92.92%(6)

(1) FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1,241.21% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 7,514.10% FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6)  REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights -- K Class

                                                                                NOVEMBER 1, 2002
                                                                                (COMMENCEMENT OF
                                                                                  OFFERING OF
                                                               YEAR ENDED        K CLASS SHARES)
                                                               OCTOBER 31,          THROUGH
                                                                  2004          OCTOBER 31, 2003
------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                $       8.65        $       6.92
                                                              ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                              0.01                0.03
Net Realized and Unrealized Gain on Investments                       0.78                1.70
                                                              ------------        ------------
Total from Investment Operations                                      0.79                1.73
                                                              ------------        ------------
Net Asset Value per Share, End of Period                      $       9.44        $       8.65
                                                              ============        ============
Total Return                                                          9.13%              25.00%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(2)                   $         --        $         --
Ratio of Expenses to Average Net Assets(1)                            1.72%               1.74%
Ratio of Net Investment Income to Average Net Assets                  0.10%               0.35%
Portfolio Turnover Rate                                             101.73%              92.92%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 12,698.72% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.23% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Report of Independent Registered Public Accounting Firm

     To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Asia Pacific Equities Fund, TCW Galileo Emerging Markets Equities Fund, TCW Galileo Emerging Markets Income Fund, TCW Galileo European Growth Equities Fund and TCW Galileo Select International Growth Equities Fund (the "TCW Galileo International Funds") (five of twenty-five funds comprising TCW Galileo Funds, Inc.) as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods in the periods ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo International Funds as of October 31, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


     /s/ Deloitte & Touche LLP

     December 23, 2004
     Los Angeles, California

INTERNATIONAL

TCW Galileo Funds, Inc.

Shareholder Expenses (Unaudited)                                October 31, 2004

     As a shareholder of a TCW Galileo Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Galileo Fund and to compare these costs with the ongoing costs of investing in other funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

     ACTUAL EXPENSES The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                                EXPENSES PAID
                                                                 BEGINNING         ENDING                       DURING PERIOD
                                                               ACCOUNT VALUE   ACCOUNT VALUE     ANNUALIZED       (MAY 1 TO
     TCW GALILEO FUNDS, INC.                                    MAY 1, 2004   OCTOBER 31, 2004  EXPENSE RATIO  OCTOBER 31, 2004)
     -----------------------                                   -------------  ----------------  -------------  -----------------
     TCW GALILEO ASIA PACIFIC EQUITIES FUND
     I CLASS SHARES
     Actual                                                     $   1,000.00    $     995.60        2.04%        $      10.23
     Hypothetical (5% return before expenses)                       1,000.00        1,014.88        2.04%               10.33

     TCW GALILEO EMERGING MARKETS EQUITIES FUND
     I CLASS SHARES
     Actual                                                     $   1,000.00    $   1,048.70        2.73%        $      14.06
     Hypothetical (5% return before expenses)                       1,000.00        1,011.41        2.73%               13.80

     TCW GALILEO EMERGING MARKETS INCOME FUND
     I CLASS SHARES
     Actual                                                     $   1,000.00    $   1,094.40        1.27%        $       6.69
     Hypothetical (5% return before expenses)                       1,000.00        1,018.75        1.27%                6.44

     N CLASS SHARES
     Actual                                                     $   1,000.00    $   1,090.70        1.87%        $       9.83
     Hypothetical (5% return before expenses)                       1,000.00        1,015.74        1.87%                9.48

     TCW GALILEO EUROPEAN GROWTH EQUITIES FUND
     I CLASS SHARES
     Actual                                                     $   1,000.00    $   1,017.70        1.78%        $       9.03
     Hypothetical (5% return before expenses)                       1,000.00        1,016.19        1.78%                9.02

     TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND
     I CLASS SHARES
     Actual                                                     $   1,000.00    $     979.30        1.70%        $       8.46
     Hypothetical (5% return before expenses)                       1,000.00        1,016.59        1.70%                8.62

                                                                                                                EXPENSES PAID
                                                                 BEGINNING         ENDING                       DURING PERIOD
                                                               ACCOUNT VALUE   ACCOUNT VALUE     ANNUALIZED       (MAY 1 TO
     TCW GALILEO FUNDS, INC.                                    MAY 1, 2004   OCTOBER 31, 2004  EXPENSE RATIO  OCTOBER 31, 2004)
     -----------------------                                   -------------  ----------------  -------------  -----------------
     N CLASS SHARES
     Actual                                                     $   1,000.00    $     979.20        1.73%        $       8.61
     Hypothetical (5% return before expenses)                       1,000.00        1,016.44        1.73%                8.77

     K CLASS SHARES
     Actual                                                     $   1,000.00    $     979.30        1.73%        $       8.61
     Hypothetical (5% return before expenses)                       1,000.00        1,016.40        1.73%                8.77

INTERNATIONAL

TCW Galileo Funds, Inc.

Proxy Voting Guidelines

     The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

     DISCLOSURE OF PROXY VOTING GUIDELINES

     The proxy voting guidelines of the Advisor are available:

          1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
          2.  By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

          1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
          2.  By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

     The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

          1.  By going to the SEC website at http://www.sec.gov.; or
          2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

TCW Galileo Funds, Inc.

Tax Information Notice (Unaudited)

     On account of the year ended October 31, 2004, the following funds paid a capital gain distribution within the meaning 852(b)(3)(c) of the Internal Revenue Code. Each fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                                    AMOUNTS PER
     FUND                                                              SHARE
     ----                                                           -----------
     TCW Galileo Asia Pacific Equities Fund                         $      0.38

     TCW Galileo Emerging Markets Income Fund                       $      0.32

     Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2004:

                                                                     QUALIFIED
                                                                     DIVIDEND
     FUND                                                             INCOME
     ----                                                           -----------
     TCW Galileo Asia Pacific Equities Fund                         $    57,327

     TCW Galileo Emerging Markets Equities Fund                     $   172,919

     This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. In January 2005, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

TCW Galileo Funds, Inc.

Directors and Officers of the Company

     A board of eight directors is responsible for overseeing the operations of the 24 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

     INDEPENDENT DIRECTORS

           NAME, ADDRESS,
              AGE AND                    TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
         POSITION WITH FUNDS            LENGTH OF TIME SERVED         DURING PAST 5 YEARS              HELD BY DIRECTOR
     --------------------------------------------------------------------------------------------------------------------------
     Samuel P. Bell (68)             Mr. Bell has served as a     President, Los Angeles        Point 360 (audio visual
     333 South Hope Street           director of TCW Galileo      Business Advisors since       services), Broadway National
     Suite 2660                      Funds, Inc. since            1996. Previously Mr. Bell     Bank (banking), TCW Premier
     Los Angeles, CA 90071           October 2002.                served as the Area Managing   Funds (mutual fund) and TCW
                                                                  Partner of Ernst & Young for  Convertible Securities Fund,
                                                                  the Pacific Southwest Area.   Inc. (closed-end fund).

     Richard W. Call (80)            Mr. Call has served as a     Private Investor. Former      TCW Premier Funds (mutual fund)
     496 Prospect Terrace            director of TCW Galileo      President of The Seaver       and TCW Convertible Securities
     Pasadena, CA 91103              Funds, Inc. since            Institute (a private          Fund, Inc. (closed-end fund).
                                     February 1994.               foundation).

     Matthew K. Fong (50)            Mr. Fong has served as a     President, Strategic          Seismic Warning Systems, Inc.,
     Strategic Advisory Group        director of TCW Galileo      Advisory Group, Of Counsel    Emergent, Inc. (medical
     13191 Crossroads Parkway North  Funds, Inc. since            Sheppard, Mullin, Richter &   equipment), Viata Inc. (home
     City of Industry, CA 91746      April 1999.                  Hamilton (law firm) since     entertainment products), TCW
                                                                  1999. From 1995 to 1998, Mr.  Convertible Securities Funds,
                                                                  Fong served as Treasurer of   Inc. (closed-end fund) and TCW
                                                                  the State of California.      Premier Funds (mutual fund).

     John A. Gavin (73)              Mr. Gavin has served as a    Founder and Chairman of       Causeway Capital (investment
     c/o Paul, Hastings,             director of TCW Galileo      Gamma Holdings                advisor), TCW Convertible
     Janofsky & Walker LLP           Funds, Inc., since           (international capital        Securities Fund, Inc.
     Counsel to the Independent      May 2001.                    consulting firm).             (closed-end fund), TCW Premier
     Directors                                                                                  Funds (mutual fund) and
     515 South Flower Street                                                                    Hotchkis and Wiley Funds
     Los Angeles, CA 90071                                                                      (mutual funds).

     Patrick C. Haden (51)           Mr. Haden has served as a    General Partner, Riordan,     Elkay Plastics Co., Inc., Indy
     300 South Grand Avenue          director of TCW Galileo      Lewis & Haden (private        Mac Mortgage Holdings (mortgage
     Los Angeles, CA 90071           Funds, Inc. since May 2001.  equity partnership).          banking), Bradshaw
     Chairman                                                                                   International Inc.
                                                                                                (housewares), Financial Pacific
                                                                                                Insurance Group, Inc., Tetra
                                                                                                Tech, Inc. (environmental
                                                                                                consulting), TCW Premier Funds
                                                                                                (mutual fund) and TCW
                                                                                                Convertible Securities Fund,
                                                                                                Inc. (closed-end fund).

           NAME, ADDRESS,
               AGE AND                   TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
         POSITION WITH FUNDS            LENGTH OF TIME SERVED         DURING PAST 5 YEARS              HELD BY DIRECTOR
     --------------------------------------------------------------------------------------------------------------------------
     Charles A. Parker (70)          Mr. Parker has served as a   Private Investor.             Horace Mann Educators Corp.,
     c/o Paul, Hastings,             director since April 2003.                                 trustee of the Burridge Center
     Janofsky & Walker LLP                                                                      for Research in Security Prices
     Counsel to the Independent                                                                 (University of Colorado),
     Directors                                                                                  Amerindo Funds (mutual fund),
     515 South Flower Street                                                                    TCW Convertible Securities
     Los Angeles, CA 90071                                                                      Fund, Inc. (closed-end fund)
                                                                                                and TCW Premier Funds (mutual
                                                                                                fund).

     INTERESTED DIRECTORS

     Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

           NAME, ADDRESS,
               AGE AND                   TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
         POSITION WITH FUNDS            LENGTH OF TIME SERVED         DURING PAST 5 YEARS              HELD BY DIRECTOR
     --------------------------------------------------------------------------------------------------------------------------
     Marc I. Stern (60)              Mr. Stern has served as a    President and Director, The   Qualcomm Incorporated (wireless
     865 South Figueroa Street       director since inception of  TCW Group, Inc., Chairman,    communications) and TCW Premier
     Los Angeles, CA 90017           TCW Galileo Funds, Inc. in   the Advisor, Vice Chairman,   Funds (mutual fund).
                                     September 1992.              TCW Asset Management
                                                                  Company, Vice Chairman,
                                                                  Trust Company of the West.

     Thomas E. Larkin, Jr. (65)      Mr. Larkin has served as a   Vice Chairman, The TCW        TCW Premier Funds (mutual
     865 South Figueroa Street       director since inception of  Group, Inc., the Advisor,     fund).
     Los Angeles, CA 90017           TCW Galileo Funds, Inc., in  TCW Asset Management Company
                                     September 1992.              and Trust Company of the
                                                                  West.

     The officers of the Company who are not directors of the Company are:

                                                POSITION(S) HELD                             PRINCIPAL OCCUPATION(S)
            NAME AND ADDRESS                      WITH COMPANY                               DURING PAST 5 YEARS (1)
     --------------------------------------------------------------------------------------------------------------------------
     Alvin R. Albe, Jr. (51)*        President and Chief Executive Officer         President and Director, the Advisor,
                                                                                   Executive Vice President and Director of TCW
                                                                                   Asset Management Company and Trust Company
                                                                                   of the West; Executive Vice President, The
                                                                                   TCW Group, Inc., President and Chief
                                                                                   Executive Officer, TCW Convertible
                                                                                   Securities Fund, Inc. and TCW Premier Funds.

     Michael E. Cahill (53)*         Senior Vice President, General Counsel and    Group Managing Director, General Counsel and
                                     Assistant Secretary                           Secretary, the Advisor, The TCW Group, Inc.,
                                                                                   Trust Company of the West and TCW Asset
                                                                                   Management Company.

                                                POSITION(S) HELD                             PRINCIPAL OCCUPATION(S)
            NAME AND ADDRESS                     WITH COMPANY                                DURING PAST 5 YEARS (1)
     --------------------------------------------------------------------------------------------------------------------------
     Charles W. Baldiswieler (46)*   Senior Vice President                         Managing Director, the Advisor, Trust
                                                                                   Company of the West and TCW Asset Management
                                                                                   Company.

     Hilary G. D. Lord (48)*         Senior Vice President, Chief Compliance       Managing Director, Chief Compliance Officer,
                                     Officer and Assistant Secretary               the Advisor, The TCW Group, Inc., Trust
                                                                                   Company of the West and TCW Asset Management
                                                                                   Company.

     Dennis J. McCarthy (47)*        Senior Vice President                         Senior Vice President, the Advisor, Trust
                                                                                   Company of the West and TCW Asset Management
                                                                                   Company since October, 1999. Previously,
                                                                                   Vice President with Founders Asset
                                                                                   Management.

     Ronald R. Redell (33)*          Senior Vice President                         Senior Vice President, the Advisor, Trust
                                                                                   Company of the West and TCW Asset Management
                                                                                   Company since August, 2000. Previously,
                                                                                   National Sales Manager with RS Investment
                                                                                   Management (formerly Robertson Stephens).

     Philip K. Holl (54)*            Secretary and Associate                       Senior Vice President and Associate General
                                     General Counsel                               Counsel, the Advisor, Trust Company of the
                                                                                   West and TCW Asset Management Company;
                                                                                   Secretary to TCW Convertible Securities
                                                                                   Fund, Inc.

     David S. DeVito (41)*           Treasurer and Chief Financial Officer         Managing Director and Chief Financial
                                                                                   Officer, the Advisor, Trust Company of the
                                                                                   West and TCW Asset Management Company;
                                                                                   Treasurer to TCW Convertible Securities
                                                                                   Fund, Inc.

     George N. Winn (36)*            Assistant Treasurer                           Vice President, the Advisor, Trust Company
                                                                                   of the West and TCW Asset Management
                                                                                   Company.

     (1) POSITIONS WITH THE TCW GROUP, INC. AND ITS AFFILIATES MAY HAVE CHANGED OVER TIME.
       * ADDRESS IS 865 SOUTH FIGUEROA STREET, 18TH FLOOR, LOS ANGELES, CALIFORNIA 90017

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer

INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                               $  484,470       $  524,472

          (b) AUDIT-RELATED FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                                    0               0

          (c) TAX FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                               $  158,704       $  127,885

          Fees were for the preparation and filing of the registrant's corporate returns.

          (d) ALL OTHER FEES PAID BY REGISTRANT

                                  2003             2004
                                  ----             ----
                                    0           $   71,805

          Fees were for a review of registrant's anti-money laundering policy, review of annual post-effective amendment to registrant's registration statement and to perform an assessment of fund share transaction activity.

          (e) (1) The registrant's audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

          (e) (2) None.

          (f) Not applicable.

          (g) In addition to the non-audit fees disclosed in Items 4(c) and 4(d) above, $36,750.00 of which fifty percent was paid by registrant's investment adviser, was billed during the 2004 fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOLE OF SECURITY HOLDERS.

          No material changes have been made to registrant's procedures by which shareholders may recommend nominees to registrant's Board of Directors.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a) EX-99.CODE - Code of Ethics

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 5, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 5, 2005

By (Signature and Title)
                                            /s/ David S. DeVito
                                    ------------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                January 5, 2005